UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07988

LORD ABBETT INVESTMENT TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	2/28/2009

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - BALANCED STRATEGY FUND February 28, 2009

		Value
Investments	Shares	(000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.96%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	33,612,224	$217,471
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(c)	17,039,289	138,018
Lord Abbett Bond Debenture Fund, Inc. - Class I(d)	21,814,085	126,958
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	2,749,656	21,695
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	24,386,253	136,807
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	7,313,292	51,778
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(g)	7,574,376	39,008
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(h)	5,135,656	89,977
Lord Abbett Investment Trust - Total Return Fund - Class I(i)	7,057,281	68,597
Total Investments in Underlying Funds (cost $1,391,516,741)		$890,309

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $705,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $704,648; proceeds: $689,054 (cost $689,053)	$689	689

Total Investments in Securities 100.04% (cost $1,392,205,794)		890,998
Liabilities in Excess of Other Assets (0.04%)		(378)
Net Assets 100.00%		$890,620

(a)              Affiliated issuers (See Note 4).

(b)             Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)              Fund investment objective is to seek current income and capital appreciation.

(d)             Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(e)              Fund investment objective is to seek a high level of current income.

(f)               Fund investment objective is to seek long-term capital appreciation.

(g)             Fund investment objective is to seek a high level of total return.

(h)             Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(i)               Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2009

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 94.82%

COMMON STOCK 0.20%

Biotechnology
Cephalon, Inc.* (cost $565,418)			8	$542,364

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 82.60%

Advertising 1.41%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	$4,250	3,856,875

Aerospace & Defense 1.16%
Orbital Sciences Corp.	2.438%	1/15/2027	3,876	3,192,855

Beverages 2.93%
Central Euro Distribution Corp.	3.00%	3/15/2013	6,790	2,130,362
Molson Coors Brewing Co.	2.50%	7/30/2013	5,750	5,908,125
Total				8,038,487

Biotechnology 4.17%
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,880	1,741,350
Integra LifeSciences Holdings†	2.75%	6/1/2010	7,115	6,359,031
Life Technologies Corp.	3.25%	6/15/2025	1,600	1,500,000
Medarex, Inc.	2.25%	5/15/2011	2,630	1,827,850
Total				11,428,231

Commercial Services 3.89%
Quanta Services, Inc.	3.75%	4/30/2026	2,616	2,602,920
Tech Data Corp.	2.75%	12/15/2026	4,410	3,676,837
WESCO International, Inc.	1.75%	11/15/2026	6,050	4,401,375
Total				10,681,132

Communications Equipment 2.29%
ADC Telecommunications, Inc.	2.698%#	6/15/2013	5,650	3,164,000
Alcatel-Lucent USA, Inc.	2.875%	6/15/2023	3,650	3,111,625
Total				6,275,625

Containers & Packaging 1.78%
Sealed Air Corp.†	3.00%	6/30/2033	5,250	4,895,625

Diversified Financials 0.91%
Euronet Worldwide, Inc.	1.625%	12/15/2024	2,629	2,507,409

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronic Equipment & Instruments 2.14%
Eastman Kodak Co.	3.375%	10/15/2033	$2,910	$2,091,563
Flextronics International, Ltd. (Singapore)(a)	1.00%	8/1/2010	340	307,700
General Cable Corp.	1.00%	10/15/2012	5,105	3,477,781
Itron, Inc.	2.50%	8/1/2026	8	7,710
Total				5,884,754

Healthcare Equipment & Supplies 6.00%
Beckman Coulter, Inc.	2.50%	12/15/2036	3,960	3,603,600
Fisher Scientific International, Inc.	3.25%	3/1/2024	4,500	5,270,625
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	5,105	4,218,006
NuVasive, Inc.†	2.25%	3/15/2013	3,850	3,354,313
Total				16,446,544

Information Technology Services 1.76%
BearingPoint, Inc.†(b)	5.00%	4/15/2025	5,775	895,125
CSG Systems International, Inc.	2.50%	6/15/2024	4,475	3,921,219
Total				4,816,344

Internet Software & Services 2.32%
Blackboard, Inc.	3.25%	7/1/2027	3,220	2,906,050
Equinix, Inc.	2.50%	4/15/2012	4,400	3,459,500
Total				6,365,550

Leisure Products 1.48%
Scientific Games Corp.	0.75%	12/1/2024	4,600	4,059,500

Miscellaneous: Energy 3.40%
Covanta Holding Corp.	1.00%	2/1/2027	5,050	4,134,687
Evergreen Energy†	8.00%	8/1/2012	5,930	1,971,725
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	6,150	3,213,375
Total				9,319,787

Miscellaneous: Financial 1.60%
Cherating Capital Ltd. (Malaysia)(a)	2.00%	7/5/2012	4,500	4,381,875

Miscellaneous: Industrials 0.76%
EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	3,462	2,081,528

Natural Gas Diversified 0.34%
NorthernStar Natural Gas, Inc. PIK†	5.00%#	5/15/2013	1,228	927,067

Oil: Integrated 0.93%
Penn Virginia Corp.	4.50%	11/15/2012	3,750	2,540,625

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil Services 5.02%
Core Laboratories LP	0.25%	10/31/2011	$2,780	$2,780,000
Nabors Industries, Inc.	0.94%	5/15/2011	5,450	4,721,062
Transocean Ltd. (Switzerland)(a)	1.625%	12/15/2037	7,000	6,273,750
Total				13,774,812

Pharmaceuticals 6.71%
Gilead Sciences, Inc.	0.625%	5/1/2013	5,100	6,355,875
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	5,071	5,400,615
United Therapeutics Corp.	0.50%	10/15/2011	3,203	3,315,105
Watson Pharmaceuticals, Inc.	1.75%	3/15/2023	3,455	3,334,075
Total				18,405,670

Pollution Control 1.35%
Waste Connections, Inc.	3.75%	4/1/2026	3,775	3,699,500

Precious Metals 1.47%
Newmont Mining Corp.	1.25%	7/15/2014	2,540	2,889,250
Newmont Mining Corp.	3.00%	2/15/2012	975	1,145,625
Total				4,034,875

Real Estate 4.86%
Host Hotels & Resorts LP†	2.625%	4/15/2027	5,065	3,760,762
iStar Financial, Inc.	1.935%#	10/1/2012	5,550	1,776,000
ProLogis	2.25%	4/1/2037	6,625	3,536,094
Vornado Realty Trust	3.625%	11/15/2026	5,300	4,246,625
Total				13,319,481

Retail: Food & Drug 1.08%
Nash Finch (Zero Coupon after 3/15/2013)(d)	1.631%	3/15/2035	7,625	2,973,750

Retail: Specialty 1.44%
Lithia Motors, Inc.	2.875%	5/1/2014	4,442	3,953,380

Semiconductors 7.98%
Agere Systems, Inc.	6.50%	12/15/2009	12,122	12,152,305
Linear Technology Corp.	3.125%	5/1/2027	3,705	3,496,594
NetApp, Inc.†	1.75%	6/1/2013	1,770	1,391,662
ON Semiconductor Corp., Series B	Zero Coupon	4/15/2024	5,340	4,852,725
Total				21,893,286

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software: Applications & Systems 3.91%
EMC Corp.	1.75%	12/1/2011	$4,450	$4,310,938
SPSS, Inc.	2.50%	3/15/2012	4,495	3,770,181
VeriFone Holdings, Inc.	1.375%	6/15/2012	5,580	2,650,500
Total				10,731,619

Utilities: Gas Pipelines 0.86%
Eksportfinans A/S (Norway)(a) (convertible into Williams Cos. (The))	7.13%	3/2/2009	20,888	2,360,288

Wireless Communications Services 8.65%
Nextel Communications, Inc.	5.25%	1/15/2010	14,064	13,290,480
NII Holdings, Inc.	3.125%	6/15/2012	8,090	5,420,300
SBA Communications Corp.	0.375%	12/1/2010	5,500	5,011,875
Total				23,722,655
Total Convertible Bonds (cost $281,541,166)				226,569,129

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 12.02%

Broadcast & Cable 1.11%
News Corp. Finance Trust II (Australia)(a)	0.75%		3	3,040,950

Communications Equipment 0.64%
Lucent Technologies Capital Trust I	7.75%		6	1,741,761

Diversified Metals & Mining 1.44%
Vale Capital Ltd. (Brazil)(a)	5.50%		137	3,960,384

Foods 2.80%
Archer Daniels Midland Co.	6.25%		100	3,521,000
Bunge Ltd.	4.875%		13	828,300
Bunge Ltd.	5.125%		7	3,332,700
Total				7,682,000

Household Durables 0.67%
Stanley Works (The)	5.125%#		4	1,837,875

Pharmaceuticals 2.94%
Mylan, Inc.	6.50%		5	3,799,606
Schering-Plough Corp.	6.00%		25	4,250,000
Total				8,049,606

Railroads 0.61%
Kansas City Southern	5.125%		2	1,675,800

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2009

Investments	Interest Rate	Shares (000)	Value
Real Estate 0.55%
Alexandria Real Estate Equities, Inc.	7.00%	137	$1,510,300

Utilities: Electric 1.26%
AES Trust III	6.75%	108	3,468,160
Total Convertible Preferred Stocks (cost $46,411,073)			32,966,836
Total Long-Term Investments (cost $328,517,657)			260,078,329

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.37%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $9,450,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $9,445,275; proceeds: $9,259,390 (cost $9,259,383)	$9,259	9,259,383

Total Investments in Securities 98.19% (cost $337,777,040)		269,337,712
Other Assets in Excess of Liabilities 1.81%		4,956,417
Net Assets 100.00%		$274,294,129

PIK        Payment-in-kind

*                        Non-income producing security.

†                        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                        Variable rate security. The interest rate represents the rate at February 28, 2009.

(a)                   Foreign security traded in U.S. dollars.

(b)                  Defaulted Security

(c)                   The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

(d)                  The notes were offered at an issue price of $466.11 per note will be redeemed by the issuer on the maturity date at $1,000 per note.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.64%

Asset-Backed Securities 7.69%
American Express Credit Account Master Trust 2002-5 A	0.631%#	2/15/2012	$1,000	$990,733
American Express Credit Account Master Trust 2007-6 A	0.461%#	1/15/2013	1,250	1,201,979
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	800	803,435
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	500	494,353
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	1,500	1,504,568
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	1,455	1,447,234
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	1,285	1,289,834
Chase Issuance Trust 2005-A5	0.481%#	2/15/2012	2,000	1,989,201
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	125	124,695
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	1,536	1,521,277
Harley-Davidson Motorcycle Trust 2007-3 A3	0.811%#	6/15/2012	582	566,171
MBNA Credit Card Master Note Trust 2002-A5	0.641%#	10/17/2011	1,700	1,689,897
MBNA Credit Card Master Note Trust 2004-A7	0.561%#	12/15/2011	600	593,454
MBNA Credit Card Master Note Trust 2004-A10 A	0.541%#	3/15/2012	1,000	980,714
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	827	735,252
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	931	934,007
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	770	770,756
Total Asset-Backed Securities (cost $17,607,889)				17,637,560

Corporate Bonds 18.48%
Agilent Technologies, Inc.	6.50%	11/1/2017	1,221	944,794
Allegheny Technologies, Inc.	8.375%	12/15/2011	42	40,097
Altria Group, Inc.	10.20%	2/6/2039	550	562,707
American Express Credit Corp.	7.30%	8/20/2013	239	237,325
American Honda Finance Corp.†	6.70%	10/1/2013	175	173,958
American International Group, Inc.	5.85%	1/16/2018	413	218,585
American Water Capital Corp.	6.593%	10/15/2037	305	237,425
Amgen, Inc.	6.375%	6/1/2037	422	409,595
Amgen, Inc.	6.40%	2/1/2039	255	247,213
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	370	370,823
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	772	634,555
Avnet, Inc.	6.625%	9/15/2016	851	694,133
Bank of America Corp.	2.10%	4/30/2012	1,750	1,739,092
Bank of America Corp.	5.625%	10/14/2016	75	63,524
Bank of America Corp.	6.00%	9/1/2017	180	151,759
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	575	617,955
Biogen Idec, Inc.	6.875%	3/1/2018	437	449,070
BlackRock, Inc.	6.25%	9/15/2017	724	689,592
BMC Software, Inc.	7.25%	6/1/2018	182	161,064
Cameron International Corp.	6.375%	7/15/2018	173	148,414
Cisco Systems, Inc.	5.90%	2/15/2039	965	901,611
Citigroup, Inc.	2.125%	4/30/2012	2,965	2,948,764
Citigroup, Inc.	6.50%	8/19/2013	2,981	2,781,795
Comcast Corp.	9.455%	11/15/2022	482	522,894
Comcast Corp.	6.95%	8/15/2037	185	169,862

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Commercial Metals Co.	7.35%	8/15/2018	$297	$234,773
Commonwealth Edison Co.	6.15%	9/15/2017	84	81,839
Commonwealth Edison Co.	6.95%	7/15/2018	349	328,002
Corn Products International, Inc.	8.45%	8/15/2009	160	160,385
Cox Communications, Inc.†	8.375%	3/1/2039	71	68,436
Cox Communications, Inc.†	9.375%	1/15/2019	512	540,775
CRH America, Inc.	5.625%	9/30/2011	167	145,787
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	370	371,860
EDF SA (France)†(a)	6.50%	1/26/2019	130	132,188
EDF SA (France)†(a)	6.95%	1/26/2039	625	630,456
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	250	232,548
El Paso Electric Co.	7.50%	3/15/2038	84	69,542
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	645	568,220
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	560	450,408
Entergy Arkansas	5.66%	2/1/2025	341	284,457
EQT Corp.	6.50%	4/1/2018	280	241,577
General Electric Capital Corp.	5.875%	1/14/2038	586	417,769
General Electric Capital Corp.	6.875%	1/10/2039	845	685,691
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	1,665	1,657,686
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	162	141,806
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	259	206,982
Hospira, Inc.	6.05%	3/30/2017	349	307,837
Idaho Power Corp.	6.25%	10/15/2037	80	73,064
International Paper Co.	8.70%	6/15/2038	185	124,074
Intuit, Inc.	5.75%	3/15/2017	106	92,262
Janus Capital Group, Inc.	6.95%	6/15/2017	225	118,274
JPMorgan Chase & Co.	2.20%	6/15/2012	950	950,491
Kraft Foods, Inc.	6.875%	1/26/2039	315	314,176
Magellan Midstream Partners LP	6.40%	5/1/2037	137	98,543
Medco Health Solutions, Inc.	7.125%	3/15/2018	397	392,063
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	310	286,843
Morgan Stanley	6.00%	4/28/2015	380	346,010
Morgan Stanley	6.625%	4/1/2018	1,406	1,300,449
Nabors Industries, Inc.	6.15%	2/15/2018	371	288,440
National Fuel Gas Co.	6.50%	4/15/2018	257	239,182
Nevada Power Co.	5.875%	1/15/2015	309	289,210
Novartis Securities Investment Ltd.	5.125%	2/10/2019	425	421,301
NSTAR Electric Co.	5.625%	11/15/2017	116	119,257
Oncor Electric Delivery Co.	6.375%	1/15/2015	147	143,880
Oncor Electric Delivery Co.	7.25%	1/15/2033	134	127,302
Pacific Energy Partners LP	6.25%	9/15/2015	485	416,636
Pactiv Corp.	5.875%	7/15/2012	125	116,289
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	235	207,580
PNC Funding Corp.	1.805%#	6/22/2011	560	559,825
PNC Funding Corp.	2.30%	6/22/2012	1,135	1,136,071
Questar Market Resources	6.80%	4/1/2018	173	153,511
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	626	536,603
Reynolds American, Inc.	7.25%	6/15/2037	209	152,502

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Corporate Bonds (continued)
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	$690	$627,791
Roche Holdings, Inc.†	5.00%	3/1/2014	800	809,970
Rockies Express Pipeline LLC†	6.25%	7/15/2013	150	146,117
Rockies Express Pipeline LLC†	6.85%	7/15/2018	100	98,333
Roper Industries, Inc.	6.625%	8/15/2013	466	462,628
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	349	305,555
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	230	218,230
Source Gas LLC†	5.90%	4/1/2017	325	243,997
Staples, Inc.	9.75%	1/15/2014	473	496,734
Steelcase, Inc. Class A	6.50%	8/15/2011	281	276,811
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	323	221,451
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	240	175,056
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	318	274,498
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	500	365,968
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	723	541,069
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	555	451,053
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	262,273
Time Warner Cable, Inc.	7.30%	7/1/2038	296	270,791
Time Warner Cable, Inc.	8.25%	2/14/2014	281	292,944
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	288	263,964
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	527	344,639
Tyco International Finance SA (Luxembourg)(a)	8.50%	1/15/2019	131	136,952
UnitedHealth Group, Inc.	5.00%	8/15/2014	196	186,699
UnitedHealth Group, Inc.	6.625%	11/15/2037	377	329,747
Verizon Wireless Capital LLC†	5.55%	2/1/2014	413	411,035
VF Corp.	6.45%	11/1/2037	330	277,417
Vulcan Materials Co.	6.30%	6/15/2013	276	266,813
Western Union Co. (The)	6.50%	2/26/2014	434	434,628
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	157	94,115
Total Corporate Bonds (cost $44,725,874)				42,366,746

Government Sponsored Enterprises Bonds 4.66%
Federal Home Loan Mortgage Corp.	2.125%	3/23/2012	959	958,927
Federal National Mortgage Assoc.	1.75%	3/23/2011	1,746	1,749,667
Federal National Mortgage Assoc.	2.75%	2/5/2014	1,171	1,171,926
Federal National Mortgage Assoc.	4.625%	10/15/2013	4,446	4,843,890
Federal National Mortgage Assoc.	5.25%	9/15/2016	1,743	1,944,623
Total Government Sponsored Enterprises Bonds (cost $10,448,258)				10,669,033

Government Sponsored Enterprises Pass-Throughs 42.24%
Federal Home Loan Mortgage Corp.	5.00%	2/1/2019 - 11/1/2021	15,771	16,275,288
Federal Home Loan Mortgage Corp. (b)	5.00%	TBA	10,900	11,173,612

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal Home Loan Mortgage Corp.	5.219	%#	12/1/2037	$2,370	$2,438,174
Federal Home Loan Mortgage Corp.	5.687	%#	11/1/2035	469	483,778
Federal Home Loan Mortgage Corp.	5.72	%#	11/1/2037	2,152	2,229,882
Federal Home Loan Mortgage Corp.	5.824	%#	11/1/2036	546	564,686
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	96	101,070
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032 - 9/1/2033	85	91,257
Federal National Mortgage Assoc.(b)	5.00%		TBA	3,700	3,804,063
Federal National Mortgage Assoc.	5.258	%#	10/1/2035	828	838,361
Federal National Mortgage Assoc.	5.46	%#	5/1/2037	4,073	4,198,115
Federal National Mortgage Assoc.	5.49	%#	4/1/2036	708	732,059
Federal National Mortgage Assoc. (b)	5.50%		TBA	11,580	11,987,924
Federal National Mortgage Assoc.	5.50%		11/1/2033 - 1/1/2037	32,032	32,893,898
Federal National Mortgage Assoc.	5.526	%#	4/1/2036	377	389,929
Federal National Mortgage Assoc.	5.633	%#	6/1/2036	422	437,111
Federal National Mortgage Assoc.	5.659	%#	8/1/2036	681	706,039
Federal National Mortgage Assoc.	5.696	%#	10/1/2038	1,747	1,808,975
Federal National Mortgage Assoc.	5.699	%#	9/1/2036	735	760,275
Federal National Mortgage Assoc.	5.731	%#	10/1/2036	494	512,312
Federal National Mortgage Assoc.	5.775	%#	10/1/2036	1,427	1,476,934
Federal National Mortgage Assoc.	5.829	%#	10/1/2036	352	363,922
Federal National Mortgage Assoc.	5.913	%#	5/1/2036	353	363,709
Federal National Mortgage Assoc.	5.923	%#	12/1/2036	1,039	1,077,193
Federal National Mortgage Assoc.	5.929	%#	8/1/2036	594	613,815
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	493	518,830
Total Government Sponsored Enterprises Pass-Throughs (cost $95,074,469)					96,841,211

Municipal Bonds 0.34%
Massachusetts St Wtr Res Auth Rev Ser B	5.00%		8/1/2039	310	306,165
Platte River Pwr Auth CO Rev Ser HH	5.00%		6/1/2028	200	204,492
Texas A&M Univ Rev Fing Sys Ser A(c)	5.00%		5/15/2029	250	255,190
Total Municipal Bonds (cost $769,222)					765,847

Non-Agency Commercial Mortgage-Backed Securities 26.99%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	585	543,701
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	393	373,620
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%		3/11/2041	610	521,959
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%		11/10/2039	16	16,113
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	385	374,804

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.966%#	11/10/2042	$294	$248,788
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	344	251,830
Banc of America Commercial Mortgage, Inc. 2005-5 A1	4.716%	10/10/2045	790	778,586
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	560	413,630
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	771	761,130
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	675	611,469
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.18%#	9/10/2047	180	133,612
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.18%#	9/10/2047	1,060	827,616
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	900	624,896
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	279,652
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	316	314,799
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	134	128,577
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	890	809,887
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,295,324
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	451	386,746
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A3	5.116%	2/11/2041	410	307,352
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A4	4.674%	6/11/2041	1,310	990,037
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	207	204,599
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	1,460	1,394,670
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	1,490	1,371,746
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 AAB	5.135%#	10/12/2042	640	522,783
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	765	592,846
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	625	470,500
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	209	202,510
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	210	151,815
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.464%#	4/12/2038	625	488,908

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	$1,480	$1,073,150
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	569	545,588
Citigroup Commercial Mortgage Trust 2004-C1 A4	5.369%#	4/15/2040	410	336,316
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725%#	3/15/2049	655	445,342
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	576	572,018
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	165	143,067
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	906	703,143
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.826%#	6/15/2038	500	387,910
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	930	871,363
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	655,064
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	34	33,227
CS First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	350	275,457
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	552	535,412
CS First Boston Mortgage Securities Corp. 2005-C6 A4	5.23%	12/15/2040	1,080	794,191
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	260	256,047
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	680	504,292
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.335%#	11/10/2045	500	377,704
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.338%#	3/10/2044	1,005	699,182
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	148	145,100
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	685	624,358
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,329	1,242,564
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,127,721
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	468	423,570
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	605	527,040
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	1,000	691,360
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	580	491,381
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	595	495,524

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	$175	$120,285
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	1,000	934,181
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	1,925	1,404,566
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	413	407,865
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	374	325,692
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,098	1,010,136
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A5	4.878%	1/15/2042	235	177,126
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,333	1,219,492
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.28%#	1/12/2043	830	611,732
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	300	286,062
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	160	116,621
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 ASB	4.893%	8/15/2042	460	367,060
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	1,255	932,445
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	548	544,934
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 ASB	5.506%	12/12/2044	1,315	1,034,948
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 AM	5.44%	5/15/2045	370	143,441
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	650	562,253
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	149	144,748
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	332	322,363
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	200	187,708
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	360	269,151
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	900	679,301
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	113,653
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	430	319,320
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	326	321,487
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	200	174,329
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	220	153,105
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.882%#	6/15/2038	330	231,043
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	585	382,010
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	175	128,289
Merrill Lynch Mortgage Trust 2004-BPC1 A2	4.071%	10/12/2041	135	129,901
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	1,080	784,278
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	400	320,422
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.221%#	11/12/2037	175	159,754
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	2,461	1,808,052
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	110	90,600

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	$490	$400,359
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	236	232,703
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	250	163,285
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	430	372,303
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	395	275,362
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	491	486,400
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	305	151,184
Morgan Stanley Capital I 2003-HQ2 A2	4.92%	3/12/2035	1,410	1,225,331
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	325	313,452
Morgan Stanley Capital I 2003-T11 A2	4.34%	6/13/2041	89	88,100
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	975	737,409
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	415	312,702
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	265	198,883
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	109	88,530
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	160	120,520
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	200	150,068
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	535	468,406
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	641	588,620
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	12/15/2044	973	941,570
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	341,334
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	2,242	2,093,588
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	500	416,872
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	935	791,866
Wachovia Bank Commercial Mortgage Trust 2004-C14 A1	3.477%	8/15/2041	41	40,265
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	400	303,098
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	810,503
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.174%#	10/15/2044	200	169,125
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	400	304,335
Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,050,209)				61,876,122

U.S. Treasury Obligations 2.24%
U.S. Treasury Bonds	4.375%	2/15/2038	230	253,719
U.S. Treasury Bonds	4.50%	5/15/2038	1,053	1,195,814
U.S. Treasury Note Inflation Index Bonds(d)	1.625%	1/15/2015	578	557,301
U.S. Treasury Notes	1.875%	2/28/2014	153	151,954

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes	2.75%	2/15/2019	$2,242	$2,186,652
U.S. Treasury Strips(e)	Zero Coupon	2/15/2036	2,181	789,465
Total U.S. Treasury Obligations (cost $4,992,704)				5,134,905
Total Long-Term Investments (cost $241,668,625)				235,291,424

SHORT-TERM INVESTMENTS 13.34%

Repurchase Agreements
Repurchase Agreement dated 2/27/2009, 0.23% due 3/2/2009 with J.P. Morgan Chase & Co. collateralized by $7,000,000 of Federal Farm Credit Bank at 0.47% due 6/17/2010, $7,500,000 of Federal Home Loan Bank at 1.816% due 12/15/2009, $8,000,000 of Federal Farm Credit Bank at 0.47% due 8/25/2010, $8,220,000 of Federal Home Loan Mortgage Corp. at 1.23% due 8/24/2010 and $234,000 of Federal Home Loan Mortgage Corp. at 0.40% due 10/19/2009; value: $31,007,378; proceeds: $30,358,582			30,358	30,358,000
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $185,000 of U.S. Treasury Bill at 0.34% due 5/14/2009 and $50,000 of Federal Home Loan Mortgage Corp. at 3.375% due 3/5/2010; value: $235,733; proceeds: $227,686			228	227,686

Total Short-Term Investments (cost $30,585,686)				30,585,686
Total Investments in Securities 115.98% (cost $272,254,311)				265,877,110
Liabilities in Excess of Cash and Other Assets(f) (15.98%)				(36,630,938)
Net Assets 100.00%				$229,246,172

#                   Variable rate security. The interest rate represents the rate at February 28, 2009.

†                   Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)              Foreign security traded in U.S. dollars.

(b)             To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)              Securities purchased on a when-issued basis (See Note 2 (f)).

(d)             Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(e)              Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2009. (See Note 2(e)).

(f)                Liabilities in excess of cash and other assets include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at February 28, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. Treasury Bond	June 2009	64	Long	$7,894,000	$(212,194)

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED EQUITY STRATEGY FUND February 28, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.76%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	1,792,038	$11,594
Lord Abbett Securities Trust - All Value Fund - Class I(b)	1,079,777	7,969
Lord Abbett Developing Growth Fund, Inc. - Class I* (c)	403,748	4,029
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I(d)	693,453	8,134
Lord Abbett Securities Trust - International Core Equity Fund - Class I(e)	1,322,925	9,366
Lord Abbett Securities Trust - International Opportunities Fund - Class I(f)	987,009	6,307
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(g)	898,389	15,740
Lord Abbett Large-Cap Growth Fund - Class I*(h)	2,307,507	8,169
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(f)	972,093	8,127

Total Investments in Underlying Funds (cost $131,855,668)		$79,435

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $165,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: 164,918; proceeds: $157,134 (cost $157,134)	$157	157

Total Investments in Securities 99.96% (cost $132,012,802)		79,592
Other Assets in Excess of Liabilities 0.04%		33
Net Assets 100%		$79,625

*                   Non-income producing security.

(a)              Affiliated issuers (See Note 4).

(b)             Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)              Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(d)             Fund investment objective is capital appreciation.

(e)              Fund investment objective is to seek long-term capital appreciation.

(f)               Fund investment objective is long-term capital appreciation.

(g)             Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(h)             Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - DIVERSIFIED INCOME STRATEGY FUND February 28, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 98.47%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	313,277	$2,027
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(c)	2,738,237	22,180
Lord Abbett Bond Debenture Fund, Inc. - Class I(d)	1,901,893	11,069
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	208,561	1,645
Lord Abbett Investment Trust - High Yield Fund - Class I(d)	5,854,046	32,841
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	787,891	4,058
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	859,961	8,359
Total Investments in Underlying Funds (cost $113,933,480)		$82,179

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.27%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $235,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $234,883; proceeds: $229,862 (cost $229,862)	$230	230

Total Investments in Securities 98.74% (cost $114,163,342)		82,409
Other Assets in Excess of Liabilities 1.26%		1,048
Net Assets 100.00%		$83,457

(a)              Affiliated issuers (See Note 4).

(b)             Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)              Fund investment objective is to seek current income and capital appreciation.

(d)             Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(e)              Fund investment objective is to seek a high level of current income.

(f)               Fund investment objective is to seek a high level of total return.

(g)             Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 91.51%

CORPORATE BONDS 4.03%

Energy 0.52%
El Paso Corp.	8.25%	2/15/2016	$250	$233,750
Forest Oil Corp.†	8.50%	2/15/2014	250	228,750
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	205,000
Total				667,500

Financial 0.39%
Ford Motor Credit Co. LLC	5.544%#	4/15/2009	500	463,125
NXP BV LLC (Netherlands)(a)	3.844%#	10/15/2013	250	40,938
Total				504,063

Food/Tobacco 0.40%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	500	519,281

Forest Products 0.21%
International Paper Co.	7.95%	6/15/2018	175	138,262
Rock-Tenn Co. Class A†	9.25%	3/15/2016	125	125,000
Total				263,262

Healthcare 0.34%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	45,875
HCA, Inc.†	9.875%	2/15/2017	250	241,250
Select Medical Corp.	7.625%	2/1/2015	250	155,000
Total				442,125

Media/Telecom 1.98%
Crown Castle International Corp.	9.00%	1/15/2015	250	245,000
CSC Holdings, Inc.†	8.50%	4/15/2014	250	241,250
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	237,500
Qwest Corp.	5.246%#	6/15/2013	750	639,375
Sprint Capital Corp.	8.375%	3/15/2012	500	405,253
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	250	245,205
Verizon Wireless Capital LLC†	8.50%	11/15/2018	475	535,615
Total				2,549,198

Utility 0.19%
Inergy LP/Inergy Finance Corp.†	8.75%	3/1/2015	250	246,250
Total Corporate Bonds (cost $5,555,887)				5,191,679

FLOATING RATE LOANS(b) 87.48%

Aerospace 1.40%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit Facility Deposits	3.459%	3/26/2014	54	25,427

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Aerospace (continued)
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.479% - 3.459%	3/26/2014	$917	$433,017
TransDigm Group, Inc. Term Loan B	3.498%	6/23/2013	1,000	916,875
Vought Aircraft Industries, Inc. Incremental Term Loan	7.50%	12/22/2011	500	429,167
Total				1,804,486

Chemicals 2.54%
Celanese Holdings LLC Dollar Term Loan	2.935%	4/2/2014	1,242	1,018,634
Huntsman International LLC New Term Loan B	2.229%	4/19/2014	500	351,500
Ineos US Finance LLC Term Loan B2	8.202%	12/16/2013	235	94,731
Ineos US Finance LLC Term Loan C2	8.702%	12/16/2013	235	94,731
ISP Chemco, Inc. Term Loan B	2.00% - 2.75%	6/4/2014	741	627,560
Momentive Performance Materials, Inc. Term Loan B	2.75%	12/4/2013	538	406,047
Rockwood Specialties Group, Inc. Term Loan E	1.979%	7/30/2012	764	677,254
Total				3,270,457

Consumer Non-Durables 1.02%
Jarden Corp. Term Loan B	3.959%	1/24/2012	991	900,954
Solo Cup, Inc. Term Loan B1	3.913% - 5.50%	2/27/2011	449	408,214
Total				1,309,168

Energy 3.44%
Dresser, Inc. Term Loan B	2.729% - 3.488%	5/4/2014	1,385	1,006,203
Hercules Offshore, Inc. Term Loan B	3.21%	7/11/2013	745	527,990
IFM Holdco Term Loan B(c)	2.48% - 3.26%	2/27/2012	743	646,461
Petroleum Geo-Services Term Loan B	3.21%	6/29/2015	978	712,209
Quicksilver Resources, Inc. Second Lien Term Loan	7.75%	8/8/2013	351	294,280
Volnay Acquisition Co. I Term Loan B	2.906% - 5.428%	1/12/2014	1,432	1,247,975
Total				4,435,118

Financial 1.83%
HUB International Ltd. Delayed Draw Term Loan	3.959%	6/13/2014	137	98,441
HUB International Ltd. Term Loan	3.959%	6/13/2014	608	437,968
Nuveen Investments Term Loan B	3.479% - 4.466%	11/13/2014	994	480,141
Royalty Pharma Finance Trust Term Loan B	3.709%	4/16/2013	1,440	1,334,120
Total				2,350,670

Food/Tobacco 6.96%
ARAMARK Corp. Letter of Credit	4.063%	1/26/2014	77	67,207
ARAMARK Corp. Term Loan B	3.334%	1/26/2014	1,567	1,361,677
Constellation Brands, Inc. Incremental Term Loan	2.00% - 3.688%	6/5/2013	996	944,212
Dean Foods Co. Term Loan	1.98% - 2.96%	4/2/2014	1,496	1,346,948
Dole Food Co., Inc. Term Loan	0.66% - 4.25%	4/12/2013	2,000	1,807,222

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food/Tobacco (continued)
Pinnacle Foods Group, Inc. Term Loan B	3.162%	4/2/2014	$1,242	$1,014,821
SUPERVALU, INC. Term Loan B	1.695%	6/2/2012	500	446,111
Wm. Wrigley Jr. Co. Term Loan B	6.50%	10/6/2014	2,000	1,981,042
Total				8,969,240

Forest Products 3.87%
Anchor Glass Container Corp. Term Loan B(c)	6.75% - 7.958%	6/20/2014	616	554,143
Boise Paper Holdings LLC First Lien Term Loan	5.75%	2/22/2014	746	642,478
Domtar Corp. Term Loan	1.823%	3/7/2014	750	635,625
Georgia-Pacific Corp. First Lien Term Loan	2.956% - 4.189%	12/20/2012	914	793,424
Graphic Packaging International, Inc. Incremental Term Loan	3.025% - 4.185%	5/16/2014	1,235	1,059,378
New Page Corp. Term Loan	5.313%	12/21/2014	493	305,582
Smurfit Stone Container Corp. Debtor in Possession Term Loan	8.75%	2/26/2010	1,000	998,750
Total				4,989,380

Gaming/Leisure 2.74%
Fontainebleau Resorts LLC Term Loan B	5.443%	6/6/2014	307	83,758
Graham Packaging Co., LP Term Loan B	2.688% - 6.313%	10/7/2011	743	627,184
Harrah’s Operating Co., Inc. Term Loan B2	4.159% - 4.459%	1/28/2015	993	582,680
Las Vegas Sands LLC Delayed Draw Term 1	2.16%	5/23/2014	123	55,429
Las Vegas Sands LLC Term Loan B	2.16%	5/23/2014	375	168,753
Lender Processing Services, Inc. Term Loan	2.979%	7/2/2014	896	869,240
Penn National Gaming, Inc. Term Loan B	2.23% - 2.99%	10/3/2012	1,248	1,135,429
Total				3,522,473

Healthcare 15.51%
Bausch & Lomb, Inc. Delayed Draw Term Loan(d)	4.709%	4/24/2015	211	181,304
Bausch & Lomb, Inc. Term Loan B	4.709%	4/24/2015	1,390	1,196,603
Biomet, Inc. Term Loan B	4.459%	3/25/2015	1,838	1,649,474
Catalent Pharma Solutions Dollar Term Loan	3.709%	4/10/2014	496	302,695
Community Health Systems, Inc. Delayed Draw Term Loan	2.729%	7/25/2014	108	91,503
Community Health Systems, Inc. Term Loan B	2.729% - 3.506%	7/25/2014	2,104	1,789,144
Fresenius SE Term Loan B	6.75%	7/7/2014	1,300	1,273,793
Fresenius SE Term Loan B2	6.75%	7/7/2014	700	686,207
Hanger Orthopedic Term Loan B	2.48%	5/26/2013	987	907,003
HCA, Inc. Term Loan A	2.959%	11/17/2012	482	422,632
HCA, Inc. Term Loan B	3.709%	11/17/2013	1,692	1,433,378
HealthSouth Corp. Term Loan B	2.95% - 4.75%	3/10/2013	1,158	1,029,551
King Pharmaceuticals, Inc. Term Loan(c)	4.00% - 8.00%	10/1/2011	997	962,107
Life Technologies Corp. Term Loan B	5.25%	11/21/2015	2,097	2,062,515
Mylan Laboratories, Inc. New Term Loan B	3.75% - 4.75%	10/2/2014	1,974	1,823,208
Psychiatric Solutions, Inc. Term Loan B	2.229% - 2.268%	7/31/2012	750	665,000
Select Medical Corp. Term Loan B	2.473% - 4.25%	2/24/2012	498	403,383

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)
United Surgical Partners International, Inc. Delayed Draw Term Loan(c)	2.47%	4/19/2014	$78	$64,204
United Surgical Partners International, Inc. Term Loan B(c)	2.47% - 3.16%	4/19/2014	414	341,621
Vanguard Health Holding Co. II Replacement Term Loan	2.729% - 3.709%	9/23/2011	1,491	1,380,374
VWR Funding, Inc. Term Loan B	2.979%	6/29/2014	1,000	808,750
Warner Chilcott Corp. Term Loan B	3.459%	1/18/2012	409	372,415
Warner Chilcott Corp. Term Loan C	3.459%	1/18/2012	149	135,379
Total				19,982,243

Housing 0.13%
Building Materials Holding Corp. First Lien Term Loan	3.625% - 3.875%	2/24/2014	249	172,364

Information Technology 4.48%
Brocade Communications Systems, Inc. Term Loan B	7.00%	10/7/2013	1,738	1,576,781
Commscope, Inc. Term Loan B	2.979% - 4.75%	12/27/2014	1,913	1,641,719
Freescale Semiconductor Term Loan B	3.931%	12/1/2013	492	217,164
Iron Mountain, Inc. Term Loan B(c)	2.781%	4/16/2014	750	705,000
SERENA Software, Inc. Term Loan B	3.104%	3/11/2013	464	259,710
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	1,249	1,161,337
SunGard Data Systems, Inc. Term Loan B	2.198% - 2.991%	2/28/2014	249	210,366
Total				5,772,077

Manufacturing 6.92%
Baldor Electric Co. Term Loan B	2.25% - 2.938%	3/31/2014	1,516	1,353,393
Brand Energy & Infrastructure Services, Inc. Add on Term Loan(c)	4.375% - 4.75%	2/7/2014	741	433,265
Edwards Ltd. Term Loan(c)	2.479%	5/31/2014	631	384,998
Itron, Inc. Term Loan B(c)	2.23%	4/18/2014	1,792	1,604,087
Manitowoc Co., Inc. Term Loan B	6.50%	8/25/2014	1,000	765,313
Mueller Water Products, Inc. Term Loan B	2.229% - 3.209%	5/24/2014	1,000	825,000
Precision Drilling Trust Term Loan	10.25%	9/23/2014	1,200	1,050,000
Rexnord Corp. Term Loan	3.00% - 3.625%	7/19/2013	1,250	1,041,666
Sensus Metering System, Inc. Term Loan B(c)	2.545% - 3.256%	12/17/2010	1,371	1,254,905
Veyance Technologies, Inc. Delayed Draw Term Loan	2.95%	7/31/2014	124	50,944
Veyance Technologies, Inc. Term Loan B	2.95%	7/31/2014	367	151,132
Total				8,914,703

Media/Telecom 22.89%
AMC Entertainment, Inc. Term Loan B	1.977%	1/26/2013	1,000	888,214
Atlantic Broadband Finance LLC Term Loan B2	3.71%	3/1/2011	1,490	1,344,662
Carmike Cinemas, Inc. Delayed Draw Term Loan	5.19%	5/19/2012	177	132,704
Carmike Cinemas, Inc. Term Loan B	6.13%	5/19/2012	229	171,416

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecom (continued)
Cedar Fair LP Term Loan B	2.479%	8/30/2012	$992	$825,792
Cengage Learning, Inc. Term Loan B	2.98%	7/3/2014	500	329,375
Centennial Communications Corp. New Term Loan	3.256% - 3.459%	2/9/2011	1,750	1,715,000
Charter Communications Operating LLC Incremental Term Loan	8.50%	3/6/2014	1,543	1,396,322
Cinemark USA, Inc. Term Loan B	2.20% - 3.75%	10/5/2013	995	887,487
CSC Holdings, Inc. Incremental Term Loan	2.205% - 2.692%	3/29/2013	1,240	1,133,491
Dex Media West LLC Term Loan B	7.00%	10/24/2014	1,000	491,250
DIRECTV Holdings LLC Tranche C Term Loan	5.25%	4/13/2013	1,996	1,936,115
Discovery Communications Holding LLC Term Loan B	3.459%	5/14/2014	1,997	1,828,397
Hughes Network Systems LLC Term Loan	4.688%	4/15/2014	1,500	1,192,500
Idearc, Inc. Term Loan B	2.48% - 3.46%	11/17/2014	988	351,244
Insight Midwest Holdings LLC Term Loan B	2.42%	4/6/2014	1,117	993,243
Intelsat Subsidiary Holding Co., Ltd. Term Loan	3.925%	7/7/2013	2,198	1,956,170
Local TV Finance LLC Term Loan B(c)	2.48%	5/7/2013	494	219,712
MCC IOWA LLC Term Loan E	6.50%	1/3/2016	2,395	2,230,223
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	3.729% - 4.709%	4/8/2012	494	225,318
MetroPCS Wireless, Inc. Term Loan B	2.75% - 3.438%	11/3/2013	1,496	1,304,693
Nielsen Finance LLC Term Loan B	2.448%	8/9/2013	991	782,749
PAETEC Communications Incremental Term Loan	2.979%	2/28/2013	198	145,530
PAETEC Holding Corp. First Lien Term Loan	2.979%	2/28/2013	477	350,640
R.H. Donnelley Corp. Term Loan D1	6.75%	6/30/2011	486	273,636
Regal Cinemas, Inc. Term Loan	5.209%	10/28/2013	994	920,057
Telesat Canada Delayed Draw Term Loan (Canada)(a)	4.46%	10/31/2014	118	101,048
Telesat Canada Term Loan B (Canada)(a)	3.91% - 5.20%	10/31/2014	1,373	1,176,515
Univision Communications Term Loan B	2.729%	9/29/2014	750	342,812
Weather Channel Term Loan B	7.25%	9/12/2015	1,997	1,920,994
Wide Open West First Lien Term Loan	2.909% - 3.966%	6/28/2014	500	344,166
Wind Telecommunicazioni SpA Term Loan B2	— (e)	5/27/2013	375	330,000
Wind Telecommunicazioni SpA Term Loan C2	— (e)	5/26/2014	375	330,000
Windstream Corp. Term Loan B	2.35% - 2.59%	7/17/2013	996	913,479
Total				29,484,954

Metals/Minerals 1.66%
Aleris International, Inc. Debtor in Possession Term Loan	13.00%	2/12/2015	209	169,310
Aleris International, Inc. Term Loan B	4.25%	12/19/2013	496	27,291
Algmona Steel, Inc. Term Loan B (Canada)(a)	2.92%	12/31/2013	746	452,391
John Maneely Co. Term Loan B	4.41% - 4.604%	12/8/2013	712	417,554
Noranda Aluminum Acquisition Corp. Term Loan B	2.466%	5/18/2014	696	383,004
Oxbow Carbon and Minerals Holdings LLC Delayed Draw Term Loan B	2.479%	5/8/2014	82	56,814
Oxbow Carbon and Minerals Holdings LLC Term Loan	2.479% - 3.459%	5/8/2014	915	634,349
Total				2,140,713

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail 2.41%
Dollar General Corp. Term Loan B1	3.198% - 3.924%	7/6/2014	$1,596	$1,387,614
Nebraska Book Co., Inc. Replacement Term Loan(c)	9.88%	3/4/2011	500	412,500
Neiman-Marcus Group, Inc. (The) Term Loan B	4.193%	4/6/2013	500	325,000
Sally Holdings LLC Term Loan B	2.73% - 3.51%	11/16/2013	1,134	975,025
Total				3,100,139

Service 2.97%
Asurion Corp. First Lien Term Loan	3.447% - 4.236%	7/3/2014	1,250	939,454
Education Management LLC Term Loan C	3.25%	6/1/2013	499	428,099
Metavante Corp. Term Loan B	2.92%	11/1/2014	495	451,069
Rental Service Corp. Second Lien Term Loan	3.98% - 4.93%	11/30/2013	500	287,500
URS Corp. Term Loan B	3.685%	5/15/2013	435	418,901
Weight Watchers International, Inc. Term Loan B	2.063% - 2.938%	1/26/2014	1,000	923,750
West Corp. Term Loan B2	2.82% - 2.854%	10/24/2013	500	370,312
Total				3,819,085

Transportation 2.47%
Allison Transmission, Inc. Term Loan B	3.20%	8/7/2014	731	490,693
Cooper Standard Automotive, Inc. Term Loan B	4.00%	12/1/2011	158	55,598
Cooper Standard Automotive, Inc. Term Loan C	4.00%	12/1/2011	394	138,905
Cooper Standard Automotive, Inc. Term Loan D(c)	4.00%	12/23/2011	438	137,974
DaimlerChrysler Financial Services Americas LLC First Lien Term Loan	6.00%	8/3/2012	741	393,148
Dana Holding Corp. Term Loan B	7.25%	1/31/2015	666	213,021
Ford Motor Co. Term Loan B	5.00%	12/15/2013	741	241,500
General Motors Term Loan B	4.148%	11/29/2013	468	173,091
Lear Corp. First Lien Term Loan	3.166% - 4.209%	4/25/2012	743	264,370
Oshkosh Truck Corp. Term Loan B	2.20% - 3.95%	12/6/2013	1,518	1,074,153
Total				3,182,453

Utility 4.24%
Boston Generating LLC First Lien Term Loan	2.729%	12/20/2013	386	234,384
Boston Generating LLC Letter of Credit	3.709%	12/20/2013	87	52,913
Boston Generating LLC Revolver	3.709%	12/20/2013	24	14,815
Mirant North America LLC Term Loan B	— (e)	1/3/2013	2,000	1,840,000
NRG Energy, Inc. Letter of Credit	2.959%	2/1/2013	165	152,473
NRG Energy, Inc. Term Loan	1.869% - 2.96%	2/1/2013	1,733	1,603,439
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.948% - 4.451%	10/10/2014	997	626,548
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.948% - 4.451%	10/10/2014	1,237	777,996
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.948% - 4.451%	10/14/2014	249	156,339
Total				5,458,907
Total Floating Rate Loans (cost $126,872,316)				112,678,630
Total Long-Term Investments (cost $132,428,203)				117,870,309

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 17.18%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $22,630,000 of U.S. Treasury Bill at 0.48% due 8/13/2009; value: $22,573,425; proceeds: $22,127,018 (cost $22,127,000)			$22,127	$22,127,000

Total Investments in Securities 108.69% (cost $154,555,203)				139,997,309
Liabilities in Excess of Cash and Other Assets (8.69%)				(11,191,128)
Net Assets 100.00%				$128,806,181

#                        Variable rate security. The interest rate represents the rate at February 28, 2009.

†                        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)                   Foreign security traded in U.S. dollars.

(b)                  Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 28, 2009.

(c)                   Illiquid security. The total market value of these securities at February 28, 2009 is $7,720,977, which represents 5.99% of the Fund’s net assets.

(d)                  This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.

(e)                   Security purchased on a when-issued basis (See Note 2(f)). Interest rate will be determined upon final settlement.

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - GROWTH & INCOME STRATEGY FUND February 28, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	4,279,620	$27,689
Lord Abbett Securities Trust - All Value Fund - Class I(b)	3,651,367	26,947
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I(c)	2,831,725	22,937
Lord Abbett Investment Trust - Floating Rate Fund - Class I(d)	803,511	6,340
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	596,964	7,002
Lord Abbett Investment Trust - High Yield Fund - Class I(f)	9,981,604	55,997
Lord Abbett Securities Trust - International Core Equity Fund - Class I(g)	5,831,308	41,286
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(h)	2,540,399	13,083
Lord Abbett Securities Trust - International Opportunities Fund - Class I(i)	1,996,023	12,755
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I(j)	2,371,352	41,546
Lord Abbett Large Cap Growth Fund - Class I*(k)	1,855,495	6,568
Lord Abbett Securities Trust - Value Opportunities Fund - Class I(i)	1,645,294	13,755
Total Investments in Underlying Funds (cost $473,495,635)		$275,905

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $55,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $54,973; proceeds: $51,040 (cost $51,040)	$51	51

Total Investments in Securities 99.91% (cost $473,546,675)		275,956
Other Assets in Excess of Liabilities 0.09%		238
Net Assets 100.00%		$276,194

*                   Non-income producing security.

(a)              Affiliated issuers (See Note 4).

(b)             Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.

(c)              Fund investment objective is to seek current income and capital appreciation.

(d)             Fund investment objective is to seek a high level of current income.

(e)              Fund investment objective is capital appreciation.

(f)               Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

(g)             Fund investment objective is to seek long-term capital appreciation.

(h)             Fund investment objective is to seek a high level of total return.

(i)               Fund investment objective is long-term capital appreciation.

(j)               Fund investment objective is growth of capital and growth of income consistent with reasonable risk.

(k)             Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 94.55%

CONVERTIBLE BONDS 1.91%

Banking 1.05%
National City Corp.	4.00%	2/1/2011	$2,500	$2,259,375
US Bancorp	Zero Coupon	9/20/2036	1,950	1,681,875
Total				3,941,250

Health Services 0.38%
Medarex, Inc.	2.25%	5/15/2011	2,050	1,424,750

Theaters & Entertainment 0.48%
Regal Entertainment Group†	6.25%	3/15/2011	2,000	1,825,000
Total Convertible Bonds (cost $7,420,972)				7,191,000

			Shares (000)
CONVERTIBLE PREFERRED STOCK 0.01%

Agency
Fannie Mae (cost $1,500,000)	8.75%		30	19,500

			Principal Amount (000)
FLOATING RATE LOANS(a) 3.54%

Auto Parts & Equipment 0.51%
Oshkosh Corp. Term Loan B	2.20% - 3.95%	12/6/2013	$2,687	1,901,919

Automotive 0.64%
Ford Motor Co. Term Loan B	5.00%	12/15/2013	3,482	1,134,627
General Motors Term Loan B	8.00%	11/29/2013	3,500	1,293,750
Total				2,428,377

Food: Wholesale 0.64%
Pinnacle Foods Holdings Corp. Term Loan B	3.1625%	4/2/2014	2,970	2,426,935

Health Services 0.43%
VWR Funding, Inc. Term Loan B	2.9788%	6/29/2014	2,000	1,617,500

Household & Leisure Products 0.58%
Dollar General Corp. Term Loan B1	3.1975% - 3.9244%	7/6/2014	2,500	2,173,580

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.19%
Nuveen Investments Term Loan B	3.4788% - 4.4663%	11/13/2014	$1,500	$724,286

Machinery 0.20%
Manitowoc Co., Inc. Term Loan B	6.50%	8/25/2014	1,000	765,313

Printing & Publishing 0.35%
Cengage Learning, Inc. Term Loan B	2.98%	7/3/2014	2,000	1,317,500
Total Floating Rate Loans (cost $15,264,069)				13,355,410

HIGH YIELD CORPORATE BONDS 86.98%

Aerospace/Defense 3.23%
Esterline Technologies Corp.	7.75%	6/15/2013	2,650	2,497,625
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	3,500	481,250
L-3 Communications Corp.	6.125%	1/15/2014	6,500	6,240,000
Moog, Inc. Class A	6.25%	1/15/2015	2,500	2,275,000
Vought Aircraft Industries, Inc.	8.00%	7/15/2011	1,250	693,750
Total				12,187,625

Agriculture 0.31%
Bunge NA Finance LP	5.90%	4/1/2017	1,525	1,180,385

Airlines 0.83%
Continental Airlines, Inc.	7.487%	10/2/2010	2,025	1,842,750
Continental Airlines, Inc.	7.918%	5/1/2010	1,350	1,269,000
Total				3,111,750

Apparel/Textiles 1.08%
Levi Strauss & Co.	9.75%	1/15/2015	3,650	3,047,750
Quiksilver, Inc.	6.875%	4/15/2015	2,000	1,010,000
Total				4,057,750

Auto Loans 1.68%
Ford Motor Credit Co. LLC	9.75%	9/15/2010	5,000	3,229,455
GMAC LLC†	7.25%	3/2/2011	4,500	3,109,545
Total				6,339,000

Auto Parts & Equipment 1.49%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	3,000	465,000
Lear Corp.	5.75%	8/1/2014	2,125	414,375
Stanadyne Corp.	10.00%	8/15/2014	3,000	1,965,000
Tenneco, Inc.	10.25%	7/15/2013	3,500	2,047,500

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Parts & Equipment (continued)
TRW Automotive, Inc.†	7.25%	3/15/2017	$2,500	$712,500
Total				5,604,375

Automotive 0.14%
Ford Motor Co.	9.50%	9/15/2011	2,000	510,000

Banking 0.34%
Sovereign Bank	8.75%	5/30/2018	1,500	1,296,873

Beverage 2.59%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	4,000	4,008,896
Cerveceria Nacional Dominicana C por A (Dominican Republic)†(c)	16.00%	3/27/2012	2,000	1,212,280
Constellation Brands, Inc.	8.375%	12/15/2014	4,475	4,530,938
Total				9,752,114

Brokerage 0.31%
Lazard Group LLC	7.125%	5/15/2015	1,550	1,177,963

Building Materials 1.56%
Belden, Inc.	7.00%	3/15/2017	2,350	1,856,500
Building Materials Corp. of America	7.75%	8/1/2014	1,800	1,242,000
NTK Holdings, Inc. (10.75% after 9/1/2009)*	Zero Coupon	3/1/2014	141	8,460
Ply Gem Industries, Inc.	11.75%	6/15/2013	1,800	837,000
Texas Industries, Inc.†	7.25%	7/15/2013	2,700	1,930,500
Total				5,874,460

Chemicals 2.57%
Airgas, Inc.†	7.125%	10/1/2018	1,000	952,500
Huntsman LLC	11.625%	10/15/2010	1,550	1,538,375
Ineos Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	2,025	131,625
MacDermid, Inc.†	9.50%	4/15/2017	2,500	1,000,000
Mosaic Co. (The)†	7.375%	12/1/2014	1,235	1,202,422
Nalco Co.	8.875%	11/15/2013	5,000	4,862,500
Total				9,687,422

Diversified Capital Goods 0.67%
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,825	2,524,500

Electric: Generation 4.68%
Dynegy Holdings, Inc.	8.375%	5/1/2016	3,250	2,080,000
Edison Mission Energy	7.75%	6/15/2016	7,500	6,862,500
Mirant Americas Generation LLC	9.125%	5/1/2031	7,250	5,111,250

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Generation (continued)
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	$7,025	$3,582,750
Total				17,636,500

Electric: Integrated 0.53%
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	2,000	1,993,840

Electronics 0.56%
Avago Technologies Ltd. (Singapore)(c)	10.125%	12/1/2013	2,100	1,779,750
NXP BV LLC (Netherlands)(c)	3.844%#	10/15/2013	2,000	327,500
Total				2,107,250

Energy: Exploration & Production 5.70%
Chesapeake Energy Corp.	6.25%	1/15/2018	6,500	5,086,250
Cimarex Energy Co.	7.125%	5/1/2017	3,025	2,495,625
Forest Oil Corp.†	7.25%	6/15/2019	2,025	1,630,125
Forest Oil Corp.†	8.50%	2/15/2014	2,000	1,830,000
Newfield Exploration Co.	7.125%	5/15/2018	3,025	2,677,125
Quicksilver Resources, Inc.	7.125%	4/1/2016	4,000	2,660,000
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,250	1,025,000
Range Resources Corp.	6.375%	3/15/2015	4,500	4,061,250
Total				21,465,375

Food & Drug Retailers 0.54%
Ingles Markets, Inc.	8.875%	12/1/2011	2,075	2,023,125

Food: Wholesale 1.99%
Del Monte Corp.	8.625%	12/15/2012	2,100	2,126,250
Dole Food Co., Inc.	8.875%	3/15/2011	850	714,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	2,500	2,062,500
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	2,975	2,595,688
Total				7,498,438

Forestry/Paper 1.58%
Abitibi-Consolidated, Inc. (Canada)†(c)	15.50%	7/15/2010	2,425	521,375
Graphic Packaging International Corp.	9.50%	8/15/2013	3,000	2,250,000
Rock-Tenn Co. Class A†	9.25%	3/15/2016	3,200	3,200,000
Total				5,971,375

Gaming 2.68%
Las Vegas Sands Corp.	6.375%	2/15/2015	3,100	1,286,500
Mandalay Resort Group	9.375%	2/15/2010	3,850	1,867,250
MGM Mirage, Inc.	7.50%	6/1/2016	525	213,937
Mohegan Tribal Gaming Authority	8.00%	4/1/2012	2,100	682,500
River Rock Entertainment Authority	9.75%	11/1/2011	4,182	2,153,730
Snoqualmie Entertainment Authority†	5.384%#	2/1/2014	5,000	2,725,000

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming (continued)
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	$75	$40,875
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,600	1,136,000
Total				10,105,792

Gas Distribution 6.05%
El Paso Corp.	8.05%	10/15/2030	10,000	7,945,790
Ferrellgas Partners LP†	6.75%	5/1/2014	2,500	2,162,500
Inergy Finance LP	8.25%	3/1/2016	8,000	7,720,000
Williams Cos., Inc. (The)	7.50%	1/15/2031	6,100	4,968,060
Total				22,796,350

Health Services 9.68%
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	1,300	1,124,500
Biomet, Inc.	11.625%	10/15/2017	4,350	4,045,500
Community Health Systems	8.875%	7/15/2015	5,500	5,231,875
HCA, Inc.	9.125%	11/15/2014	10,500	9,870,000
HCA, Inc.†	9.875%	2/15/2017	350	337,750
Healthsouth Corp.	8.323%#	6/15/2014	3,650	3,157,250
Sun Healthcare Group, Inc.	9.125%	4/15/2015	5,000	4,612,500
Tenet Healthcare Corp.	9.875%	7/1/2014	2,025	1,614,937
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	2,740,000
Vanguard Health Holdings Co. (11.25% after 10/1/2009)*	Zero Coupon	10/1/2015	3,450	2,967,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	1,075	790,125
Total				36,491,437

Hotels 1.43%
Gaylord Entertainment Co.	8.00%	11/15/2013	2,625	1,752,188
Host Hotels & Resorts LP	6.375%	3/15/2015	5,000	3,625,000
Total				5,377,188

Integrated Energy 0.22%
Marathon Oil Corp.	7.50%	2/15/2019	850	827,113

Investments & Miscellaneous Financial Services 0.31%
Janus Capital Group, Inc.	6.95%	6/15/2017	1,700	893,622
Nuveen Investments, Inc.†	10.50%	11/15/2015	1,250	293,750
Total				1,187,372

Leisure 1.02%
Universal City Development Partners Ltd.	11.75%	4/1/2010	5,000	3,850,000

Machinery 1.03%
Baldor Electric Co.	8.625%	2/15/2017	4,890	3,899,775

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 1.27%
Allbritton Communications Co.	7.75%	12/15/2012	$1,170	$532,350
Lin TV Corp.	6.50%	5/15/2013	2,200	1,155,000
Rainbow National Services LLC†	10.375%	9/1/2014	2,720	2,798,200
Univision Communications, Inc. PIK†	9.75%	3/15/2015	3,775	302,000
Total				4,787,550

Media: Cable 5.09%
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	3,000	270,000
CCH II LLC / CCH II Capital Corp.	10.25%	9/15/2010	5,200	4,186,000
Cox Communications, Inc.†	9.375%	1/15/2019	2,900	3,062,983
DirecTV Holdings LLC	7.625%	5/15/2016	3,200	3,088,000
Mediacom Communications Corp.	9.50%	1/15/2013	6,000	5,250,000
Virgin Media Finance plc (United Kingdom)(c)	9.125%	8/15/2016	3,750	3,314,062
Total				19,171,045

Media: Services 0.37%
Nielsen Finance LLC / Nielsen Finance Co.†	11.625%	2/1/2014	1,600	1,392,000

Metals/Mining (Excluding Steel) 3.70%
Arch Western Finance LLC	6.75%	7/1/2013	1,300	1,222,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	8,675	7,492,571
Peabody Energy Corp.	5.875%	4/15/2016	3,300	2,970,000
Rio Tinto Finance USA Ltd. (Australia)(c)	5.875%	7/15/2013	2,500	2,274,605
Total				13,959,176

Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(d)	6.875%	6/15/2011	2,500	1,750

Multi-Line Insurance 0.24%
USI Holdings Corp.†	9.75%	5/15/2015	2,000	895,000

Non-Food & Drug Retailers 0.54%
Staples, Inc.	9.75%	1/15/2014	1,950	2,047,845

Oil Field Equipment & Services 0.88%
Bristow Group, Inc.	6.125%	6/15/2013	1,400	1,099,000
Complete Production Services, Inc.	8.00%	12/15/2016	625	425,781
Dresser-Rand Group, Inc.	7.375%	11/1/2014	725	583,625
PHI, Inc.	7.125%	4/15/2013	2,000	1,195,000
Total				3,303,406

Packaging 2.51%
Ball Corp.	6.625%	3/15/2018	4,550	4,402,125
Crown Cork & Seal Co., Inc.	8.00%	4/15/2023	2,775	2,504,438
Rexam plc (United Kingdom)†(c)	6.75%	6/1/2013	1,250	1,071,491

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaging (continued)
Solo Cup Co.	8.50%	2/15/2014	$2,125	$1,466,250
Total				9,444,304

Printing & Publishing 0.11%
Idearc, Inc.	8.00%	11/15/2016	2,125	42,500
R.H. Donnelley, Inc.†	11.75%	5/15/2015	2,629	381,205
Total				423,705

Railroads 0.16%
Kansas City Southern de Mexico SA de CV (Mexico)(c)	9.375%	5/1/2012	625	615,625

Restaurants 0.22%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	975	843,375

Software/Services 1.19%
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,250	2,242,500
Vangent, Inc.	9.625%	2/15/2015	3,500	2,231,250
Total				4,473,750

Steel Producers/Products 1.70%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,200	1,779,670
ArcelorMittal (Luxembourg)(c)	5.375%	6/1/2013	4,500	3,698,829
Century Aluminum Co.	7.50%	8/15/2014	2,300	931,500
Total				6,409,999

Support: Services 1.95%
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,500	2,375,000
Expedia, Inc.†	8.50%	7/1/2016	1,850	1,526,250
FTI Consulting, Inc.	7.75%	10/1/2016	500	496,250
Hertz Corp. (The)	10.50%	1/1/2016	2,500	950,000
Rental Service Corp.	9.50%	12/1/2014	3,750	2,025,000
Total				7,372,500

Telecommunications: Integrated/Services 6.78%
Broadview Networks Holdings	11.375%	9/1/2012	4,900	2,572,500
Cincinnati Bell, Inc.	8.375%	1/15/2014	5,075	4,669,000
Intelsat Corp.†	9.25%	8/15/2014	2,050	1,921,875
Intelsat Subsidiary Holding Co., Ltd.†	8.50%	1/15/2013	2,050	1,957,750
Nordic Telephone Holdings Co. (Denmark)†(c)	8.875%	5/1/2016	9,000	8,235,000
Qwest Corp.	5.246%#	6/15/2013	3,500	2,983,750
Sprint Capital Corp.	8.75%	3/15/2032	2,075	1,252,331
Windstream Corp.	8.125%	8/1/2013	2,000	1,950,000
Total				25,542,206

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Telecommunications: Wireless 4.58%
Digicel Group Ltd. (Jamaica)†(c)	8.875%	1/15/2015	$2,320		$1,740,000
Hellas II (Luxembourg)†(c)	6.844%#	1/15/2015	2,000		390,000
iPCS, Inc.	3.295%#	5/1/2013	1,575		1,141,875
MetroPCS Wireless, Inc.	9.25%	11/1/2014	2,000		1,900,000
Sprint Capital Corp.	8.375%	3/15/2012	5,700		4,619,884
Vimpel-Communications (Ireland)†(c)	9.125%	4/30/2018	3,000		1,713,600
Wind Acquisition Finance SA (Italy)†(c)	10.75%	12/1/2015	5,725		5,767,938
Total					17,273,297

Theaters & Entertainment 0.89%
AMC Entertainment, Inc.	8.625%	8/15/2012	2,500		2,425,000
Cinemark, Inc. (9.75% after 3/15/09)*	Zero Coupon	3/15/2014	1,000		920,000
Total					3,345,000
Total High Yield Corporate Bonds (cost $406,422,093)					327,836,680

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.60%
American Tower Trust 2007-1A AFX†	5.420%	4/15/2037	3,000		2,670,000
Crown Castle Towers LLC 2005-1A AFX†	4.643%	6/15/2035	3,000		2,865,000
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	670		507,690
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,613,947)					6,042,690

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.51%

Auto Loans 0.02%
GMAC LLC†	7.00%		—	(e)	60,638

Consumer Products 0.49%
H.J. Heinz Finance Co.†	8.00%		—	(e)	1,852,500

Total Non-Convertible Preferred Stocks (cost $2,111,825)					1,913,138
Total Long-Term Investments (cost $438,332,906)					356,358,418

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 1.66%

Repurchase Agreement
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $3,395,000 of U.S. Treasury Bill at 0.34% due 5/14/2009 and $3,000,000 of U.S. Treasury Bill at 0.48% due 8/13/2009; value: $6,385,803; proceeds: $6,252,370 (cost $6,252,364)			$6,252	$6,252,364

Total Investments in Securities 96.21% (cost $444,585,270)				362,610,782
Cash and Other Assets in Excess of Liabilities(f) 3.79%				14,274,602
Net Assets 100.00%				$376,885,384

PIK       Payment-in-kind.

*                        Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

†                        Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#                        Variable rate security. The interest rate represents the rate at February 28, 2009.

(a)                   Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 28, 2009.

(b)                  Security purchased on a when-issued basis (See Note 2(f)). Interest rate will be determined upon final settlement.

(c)                   Foreign security traded in U.S. dollars.

(d)                  Defaulted security.

(e)                   Amount is less than 1,000 shares.

(f)                    Cash and other assets in excess of liabilities include net unrealized depreciation on credit default swap agreements, as follows:

Credit Default Swap Agreements on Corporate Issues - Sell Protection*

Reference Entity	Reference Entity S&P Credit Rating	Receive Fixed Rate	Maturity Date	Counterparty	Notional Amount (000)	Market Value	Unrealized Depreciation
Dole Food Co., Inc. 8.875% due 3/15/2011	B-	4.50%	3/20/2012	Goldman Sachs Capital Markets LP	$1,000	$(177,708)	$(177,708)

*                   If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity.

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 97.88%

ASSET-BACKED SECURITIES 1.56%
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$1,090	$1,068,070
Capital One Multi-Asset Execution Trust 2006-A13	0.435%#	8/15/2012	5,000	4,893,988
MBNA Credit Card Master Note Trust 2004-A10 A	0.541%#	3/15/2012	2,000	1,961,912
Total Asset-Backed Securities (cost $7,940,918)				7,923,970

CORPORATE BONDS 73.55%

Aerospace/Defense 0.09%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	325	44,688
L-3 Communications Corp.	7.625%	6/15/2012	400	403,000
Total				447,688

Air Transportation 0.21%
Bristow Group, Inc.	6.125%	6/15/2013	1,000	785,000
Bristow Group, Inc.	7.50%	9/15/2017	395	285,387
Total				1,070,387

Aluminum 0.02%
Century Aluminum Co.	7.50%	8/15/2014	250	101,250

Apparel 0.88%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	750	708,750
VF Corp.	6.45%	11/1/2037	2,500	2,101,647
Warnaco Group, Inc.	8.875%	6/15/2013	1,785	1,646,663
Total				4,457,060

Auto Parts: Original Equipment 0.37%
ITC Holdings Corp.†	6.05%	1/31/2018	2,000	1,873,228

Automotive 0.82%
Roper Industries, Inc.	6.625%	8/15/2013	4,175	4,144,786

Banks 2.91%
Citigroup, Inc.	6.50%	8/19/2013	3,775	3,522,736
GMAC LLC†	6.00%	12/15/2011	451	264,390
GMAC LLC†	6.75%	12/1/2014	652	316,911
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,269	3,736,839
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,575	1,258,675
Morgan Stanley	5.95%	12/28/2017	2,500	2,209,963
Morgan Stanley	6.00%	4/28/2015	1,420	1,292,984
Morgan Stanley	6.625%	4/1/2018	2,359	2,181,905
Total				14,784,403

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Beverages 0.82%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	$1,000	$1,038,563
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	1,200	1,202,669
Anheuser-Busch InBev Worldwide, Inc.†	8.20%	1/15/2039	2,000	1,944,392
Total				4,185,624

Biotechnology Research & Production 0.65%
Amgen, Inc.	6.375%	6/1/2037	455	441,625
Amgen, Inc.	6.40%	2/1/2039	2,924	2,834,707
Total				3,276,332

Broadcasting 0.99%
Cox Communications, Inc.†	8.375%	3/1/2039	165	159,042
Cox Communications, Inc.†	9.375%	1/15/2019	4,600	4,858,525
Total				5,017,567

Building Materials 0.17%
Texas Industries, Inc.	7.25%	7/15/2013	310	221,650
Texas Industries, Inc.†	7.25%	7/15/2013	875	625,625
Total				847,275

Cable Services 3.49%
Comcast Corp.	6.95%	8/15/2037	10,000	9,181,730
Mediacom Communications Corp.	9.50%	1/15/2013	960	840,000
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,075,889
Time Warner Cable, Inc.	7.30%	7/1/2038	3,250	2,973,217
Time Warner Cable, Inc.	8.25%	2/14/2014	636	663,033
Total				17,733,869

Chemicals 0.55%
Huntsman International LLC	7.375%	1/1/2015	1,290	609,525
Huntsman International LLC	7.875%	11/15/2014	250	120,000
Huntsman LLC	11.625%	10/15/2010	400	397,000
Mosaic Co. (The)†	7.625%	12/1/2016	500	480,686
Nalco Co.	7.75%	11/15/2011	1,200	1,194,000
Total				2,801,211

Coal 0.68%
CONSOL Energy, Inc.	7.875%	3/1/2012	3,425	3,425,000

Communications Equipment 0.34%
Harris Corp.	5.00%	10/1/2015	2,000	1,730,938

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Computer Service 0.32%
First Data Corp.	9.875%	9/24/2015	$1,150	$638,250
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	1,100	984,500
Total				1,622,750

Computer Software 1.03%
BMC Software, Inc.	7.25%	6/1/2018	2,400	2,123,926
Intuit, Inc.	5.75%	3/15/2017	2,687	2,338,757
SunGard Data Systems, Inc.	10.25%	8/15/2015	1,100	759,000
Total				5,221,683

Computer Technology 0.19%
EQT Corp.	6.50%	4/1/2018	1,100	949,054

Construction/Home Building 0.20%
CRH America, Inc.	5.625%	9/30/2011	1,175	1,025,748

Consumer Products 0.04%
Elizabeth Arden, Inc.	7.75%	1/15/2014	264	191,400

Containers 1.17%
Pactiv Corp.	5.875%	7/15/2012	700	651,220
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,550	3,043,035
Sealed Air Corp.†	5.625%	7/15/2013	500	424,626
Sealed Air Corp.†	6.875%	7/15/2033	2,775	1,834,494
Total				5,953,375

Diversified 0.56%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	1,000	882,079
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	3,000	1,961,889
Total				2,843,968

Diversified Materials & Processing 0.07%
Tyco International Finance SA (Luxembourg)(a)	8.50%	1/15/2019	320	334,539

Drugs 1.11%
Hospira, Inc.	6.05%	3/30/2017	3,000	2,646,162
Novartis Securities Investment Ltd.	5.125%	2/10/2019	1,050	1,040,862
Roche Holdings, Inc.†	5.00%	3/1/2014	1,900	1,923,678
Total				5,610,702

Electric: Equipment/Components 1.18%
Baldor Electric Co.	8.625%	2/15/2017	1,186	945,835
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	850	748,818
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	3,800	3,056,340
Frontier Oil Corp.	8.50%	9/15/2016	1,300	1,261,000
Total				6,011,993

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electric: Power 6.03%
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	$1,300	$1,343,439
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	3,315	3,331,665
EDF SA (France)†(a)	6.50%	1/26/2019	350	355,891
EDF SA (France)†(a)	6.95%	1/26/2039	2,000	2,017,460
Entergy Arkansas	5.66%	2/1/2025	1,500	1,251,279
Entergy Louisiana LLC	6.50%	9/1/2018	1,000	933,430
General Electric Capital Corp.	5.875%	1/14/2038	7,475	5,329,047
General Electric Capital Corp.	6.875%	1/10/2039	1,225	994,050
Metropolitan Edison Co.	7.70%	1/15/2019	2,000	2,031,708
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,980	3,690,865
NiSource Finance Corp.	6.80%	1/15/2019	1,700	1,335,323
NSTAR Electric Co.	5.625%	11/15/2017	300	308,424
Oncor Electric Delivery Co.	6.375%	1/15/2015	2,000	1,957,546
Oncor Electric Delivery Co.	7.25%	1/15/2033	282	267,903
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	2,930	2,565,265
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	2,000	1,726,402
Union Electric Co.	6.40%	6/15/2017	1,211	1,182,941
Total				30,622,638

Electrical: Household 0.92%
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	5,000	4,650,950

Electronics: Semi-Conductors/Components 1.31%
Agilent Technologies, Inc.	6.50%	11/1/2017	3,050	2,360,050
Avnet, Inc.	6.625%	9/15/2016	3,150	2,569,354
National Semiconductor Corp.	6.60%	6/15/2017	2,511	1,697,707
Total				6,627,111

Energy Equipment & Services 0.77%
Cameron International Corp.	6.375%	7/15/2018	450	386,047
Inergy Finance LP	8.25%	3/1/2016	1,740	1,679,100
Inergy Finance LP†	8.75%	3/1/2015	275	270,875
Nabors Industries, Inc.	6.15%	2/15/2018	1,490	1,158,426
NRG Energy, Inc.	7.25%	2/1/2014	450	425,250
Total				3,919,698

Environmental Services 0.13%
Williams Cos., Inc.†	8.75%	1/15/2020	665	663,338

Financial: Miscellaneous 0.47%
CME Group, Inc.	5.75%	2/15/2014	500	503,765
Ford Motor Credit Co. LLC	7.875%	6/15/2010	1,000	666,595
Petroplus Finance Ltd.†	7.00%	5/1/2017	1,660	1,236,700
Total				2,407,060

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Financial Services 3.29%
ABX Financing Co.†	5.75%	10/15/2016	$2,000	$1,857,224
American Express Bank FSB	5.50%	4/16/2013	4,425	4,191,537
American Express Credit Corp.	7.30%	8/20/2013	412	409,112
American Honda Finance Corp.†	6.70%	10/1/2013	1,500	1,491,072
Janus Capital Group, Inc.	6.95%	6/15/2017	3,475	1,826,668
Teco Finance, Inc.	6.572%	11/1/2017	2,382	1,982,770
Teco Finance, Inc.	7.00%	5/1/2012	1,660	1,579,087
Western Union Co. (The)	6.50%	2/26/2014	1,550	1,552,244
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	800	673,432
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	1,896	1,136,572
Total				16,699,718

Food 2.30%
Dole Food Co., Inc.	8.625%	5/1/2009	935	920,975
Kraft Foods, Inc.	6.75%	2/19/2014	1,100	1,175,380
Kraft Foods, Inc.	6.875%	1/26/2039	4,700	4,687,709
Land O’ Lakes, Inc.	9.00%	12/15/2010	2,000	2,025,000
Wm. Wrigley Jr. Co.	4.30%	7/15/2010	675	668,250
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	2,525	2,203,063
Total				11,680,377

Gaming 0.38%
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	1,600	688,000
Mohegan Tribal Gaming Authority	6.375%	7/15/2009	425	335,750
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	1,025	917,375
Total				1,941,125

Healthcare Management Services 0.27%
WellPoint, Inc.	6.375%	6/15/2037	1,500	1,384,142

Healthcare Products 1.19%
Biogen Idec, Inc.	6.00%	3/1/2013	545	549,506
Biogen Idec, Inc.	6.875%	3/1/2018	1,800	1,849,716
Biomet, Inc.	11.625%	10/15/2017	1,300	1,209,000
HCA, Inc.	9.125%	11/15/2014	2,596	2,440,240
Total				6,048,462

Healthcare Services 1.40%
Humana, Inc.	8.15%	6/15/2038	1,300	1,062,197
Medco Health Solutions, Inc.	7.125%	3/15/2018	2,493	2,462,000
UnitedHealth Group, Inc.	5.00%	8/15/2014	3,000	2,857,638
UnitedHealth Group, Inc.	6.625%	11/15/2037	835	730,341
Total				7,112,176

Household Furnishings 0.18%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,125	928,125

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Industrial Products 0.78%
Mueller Water Products, Inc.	7.375%	6/1/2017	$895	$622,025
Quicksilver Resources, Inc.	8.25%	8/1/2015	980	803,600
Vulcan Materials Co.	6.30%	6/15/2013	2,600	2,513,459
Total				3,939,084

Insurance 0.16%
American International Group, Inc.	5.85%	1/16/2018	1,500	793,893

Investment Management Companies 1.53%
BlackRock, Inc.	6.25%	9/15/2017	6,350	6,048,216
Lazard Group LLC	7.125%	5/15/2015	2,250	1,709,946
Total				7,758,162

Leisure 0.45%
Seneca Gaming Corp.	7.25%	5/1/2012	1,100	819,500
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	2,095	1,487,450
Total				2,306,950

Machinery: Agricultural 0.41%
American Rock Salt Co. LLC	9.50%	3/15/2014	500	491,250
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	1,500	1,612,056
Total				2,103,306

Machinery: Industrial/Specialty 0.34%
RPM International, Inc.	6.50%	2/15/2018	2,000	1,722,932

Manufacturing 0.02%
Wabtec Corp.	6.875%	7/31/2013	95	89,063

Materials & Commodities 0.19%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	1,300	984,750

Media 1.12%
Rainbow National Services LLC†	10.375%	9/1/2014	500	514,375
Time Warner, Inc.	6.75%	4/15/2011	1,850	1,878,357
Time Warner, Inc.	7.625%	4/15/2031	3,500	3,292,222
Total				5,684,954

Metal Fabricating 0.19%
Commercial Metals Co.	7.35%	8/15/2018	1,200	948,578

Metals & Minerals Miscellaneous 2.27%
Barrick North America Finance LLC (Canada)(a)	7.50%	9/15/2038	950	883,743
CII Carbon LLC†	11.125%	11/15/2015	1,125	767,812
Compass Minerals International, Inc.	12.00%	6/1/2013	750	780,000

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Metals & Minerals Miscellaneous (continued)
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	$10,000	$9,098,420
Total				11,529,975

Miscellaneous 1.14%
Fiserv, Inc.	6.125%	11/20/2012	1,850	1,832,497
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	3,400	3,029,461
Lender Processing Services, Inc.	8.125%	7/1/2016	225	225,844
Magellan Midstream Partners LP	6.40%	5/1/2037	950	683,328
Total				5,771,130

Natural Gas 1.03%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,531,325
Tennessee Gas Pipeline Co.†	8.00%	2/1/2016	1,700	1,678,750
Total				5,210,075

Office Supplies 0.83%
Staples, Inc.	9.75%	1/15/2014	1,054	1,106,887
Steelcase, Inc. Class A	6.50%	8/15/2011	3,150	3,103,040
Total				4,209,927

Oil 1.67%
Denbury Resources, Inc.	9.75%	3/1/2016	400	378,000
Gulf South Pipeline Co. LP†	5.05%	2/1/2015	2,000	1,599,354
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	3,800	3,356,612
Questar Market Resources	6.80%	4/1/2018	1,810	1,606,100
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	2,100	1,531,744
Total				8,471,810

Oil: Crude Producers 2.08%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	1,000	943,499
Canadian Natural Resources (Canada)(a)	6.25%	3/15/2038	1,000	748,746
Cimarex Energy Co.	7.125%	5/1/2017	1,410	1,163,250
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	2,425	2,510,724
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	823,086
Key Energy Services, Inc.	8.375%	12/1/2014	1,180	772,900
Murphy Oil Corp.	7.05%	5/1/2029	200	168,437
Noble Energy, Inc.	5.25%	4/15/2014	2,000	1,834,558
Southwestern Energy Co.†	7.50%	2/1/2018	1,700	1,615,000
Total				10,580,200

Oil: Integrated Domestic 3.92%
Buckeye Partners LP	6.05%	1/15/2018	2,000	1,713,962
Ferrellgas Partners LP†	6.75%	5/1/2014	1,850	1,600,250
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,502,062
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,302,935
Newfield Exploration Co.	7.125%	5/15/2018	700	619,500

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Oil: Integrated Domestic (continued)
Pacific Energy Partners LP	6.25%	9/15/2015	$1,444	$1,240,460
Plains All American Pipeline LP	7.75%	10/15/2012	3,500	3,527,128
Questar Gas Co.	7.20%	4/1/2038	1,000	884,270
Rockies Express Pipeline LLC†	6.25%	7/15/2013	700	681,878
Rockies Express Pipeline LLC†	6.85%	7/15/2018	3,500	3,441,641
Transcontinental Gas Pipe Line Corp.	6.05%	6/15/2018	400	370,012
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	2,050	2,079,061
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	915,283
Total				19,878,442

Oil: Integrated International 1.08%
Northwest Pipeline GP	6.05%	6/15/2018	425	393,138
Questar Pipeline Co.	5.83%	2/1/2018	1,125	1,019,498
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	1,523	1,044,179
Transocean Ltd.	6.00%	3/15/2018	1,500	1,418,223
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	1,770	1,622,281
Total				5,497,319

Paper & Forest Products 0.38%
International Paper Co.	7.40%	6/15/2014	2,000	1,610,458
International Paper Co.	8.70%	6/15/2038	500	335,334
Total				1,945,792

Pollution Control 1.02%
Allied Waste Industries, Inc.	6.375%	4/15/2011	3,000	2,948,943
Clean Harbors, Inc.	11.25%	7/15/2012	1,810	1,825,837
Waste Management, Inc.	6.375%	3/11/2015	400	396,627
Total				5,171,407

Railroads 0.58%
American Railcar Industries, Inc.	7.50%	3/1/2014	1,150	799,250
Canadian Pacific Railway Co. (Canada)(a)	5.75%	5/15/2013	1,000	954,360
Canadian Pacific Railway Co. (Canada)(a)	5.95%	5/15/2037	622	421,825
Union Pacific Corp.	5.125%	2/15/2014	750	743,186
Total				2,918,621

Retail 0.63%
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	1,250	1,044,646
Macy’s Retail Holdings, Inc.	7.875%	7/15/2015	3,000	2,154,486
Total				3,199,132

Retail: Specialty 0.29%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	780,000
Revlon Consumer Products Corp.	9.50%	4/1/2011	1,025	694,437
Total				1,474,437

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Services 0.38%
Corrections Corp. of America	7.50%	5/1/2011	$1,925	$1,934,625

Steel 1.63%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	2,550	1,007,250
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,681	1,604,842
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	6,675	5,486,596
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	280	163,100
Total				8,261,788

Supermarkets 0.22%
Safeway, Inc.	6.25%	3/15/2014	1,100	1,140,433

Technology 0.27%
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,400	1,370,838

Telecommunications 5.62%
Cincinnati Bell, Inc.	7.00%	2/15/2015	800	732,000
Comcast Corp.	9.455%	11/15/2022	425	461,058
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	500	475,000
Nextel Communications, Inc.	7.375%	8/1/2015	4,900	2,254,990
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	1,725	1,578,375
Qwest Corp.	8.875%	3/15/2012	7,350	7,276,500
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,250	1,186,032
Sprint Capital Corp.	7.625%	1/30/2011	4,525	3,927,076
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	4,200	3,775,632
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	850	636,112
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	4,000	3,250,832
US Cellular Corp.	6.70%	12/15/2033	1,000	719,390
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	625	613,012
Verizon Wireless Capital LLC†	5.55%	2/1/2014	900	895,719
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	725	730,437
Total				28,512,165

Telecommunications Equipment 0.99%
Cisco Systems, Inc.	5.90%	2/15/2039	5,204	4,862,160
General Cable Corp.	7.125%	4/1/2017	160	138,400
Total				5,000,560

Tobacco 1.62%
Altria Group, Inc.	7.75%	2/6/2014	214	225,236
Altria Group, Inc.	10.20%	2/6/2039	5,500	5,627,072
Reynolds American, Inc.	7.25%	6/15/2037	3,258	2,377,275
Total				8,229,583

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Transportation: Miscellaneous 0.55%
CSX Corp.	5.75%	3/15/2013	$1,000	$951,184
CSX Corp.	7.375%	2/1/2019	2,000	1,861,668
Total				2,812,852

Utilities 0.83%
Commonwealth Edison Co.	5.95%	8/15/2016	2,000	1,962,524
Commonwealth Edison Co.	6.45%	1/15/2038	1,000	916,006
Commonwealth Edison Co.	6.95%	7/15/2018	195	183,268
El Paso Electric Co.	7.50%	3/15/2038	1,400	1,159,035
Total				4,220,833

Utilities: Electrical 1.42%
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	300	287,204
Israel Electric Corp. Ltd. (Israel)†(a)	9.375%	1/28/2020	2,800	3,029,936
Oklahoma Gas and Electric Co.	6.45%	2/1/2038	1,000	875,519
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,425	2,506,877
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	950	484,500
Total				7,184,036

Utilities: Miscellaneous 0.41%
American Water Capital Corp.	6.593%	10/15/2037	725	564,371
Source Gas LLC†	5.90%	4/1/2017	2,000	1,501,522
Total				2,065,893
Total Corporate Bonds (cost $404,399,681)				373,270,295

FLOATING RATE LOANS(b) 0.58%

Auto Trucks & Parts 0.08%
Oshkosh Corp. Term Loan B	2.20% - 3.95%	12/6/2013	594	420,106

Household Equipment/Products 0.10%
Dollar General Corp. Term Loan B1	3.1975% - 3.9244%	7/6/2014	600	521,659

Telecommunications 0.09%
Atlantic Broadband Finance LLC Term Loan B2	3.71%	8/10/2012	500	451,250

Utilities: Electrical 0.31%
Texas Competitive Electric Holdings Co. LLC Term Loan B	3.9475% - 4.4513%	10/24/2014	2,471	1,553,259
Total Floating Rate Loans (cost $3,057,216)				2,946,274

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)		Value
FOREIGN BONDS 0.42%

Republic of Colombia (Colombia)(a)	7.375%		3/18/2019	$500		$497,500
Republic of El Salvador (El Salvador)†(a)	8.25%		4/10/2032	660		498,300
Republic of Ghana (Ghana)†(a)	8.50%		10/4/2017	1,000		645,000
Republic of Indonesia (Indonesia)†(a)	11.625%		3/4/2019	500		501,250
Total Foreign Bonds (cost $2,168,411)						2,142,050

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.10%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(c)	10/15/2020	1	(d)	10,420
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	35		32,072
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(c)	8/15/2021	4		36,377
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(c)	12/15/2020	—	(d)	5,115
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(c)	12/15/2020	1	(d)	5,470
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(c)	2/15/2021	—	(d)	6,120
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(c)	2/15/2021	1	(d)	15,242
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(c)	4/15/2021	—	(d)	5,001
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(c)	4/15/2021	1	(d)	5,054
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(c)	4/15/2021	1	(d)	18,298
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(c)	5/15/2021	2		31,751
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	40		36,520
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(c)	9/15/2021	—	(d)	9,244
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	81		70,894
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(c)	11/15/2021	—	(d)	3,565
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(c)	2/15/2022	—	(d)	1,448
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(c)	4/15/2022	—	(d)	2,331
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	136		121,570
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	71		65,249
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	19		3,163
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	8		7,189
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(c)	12/25/2021	—	(d)	6,547
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $394,969)						498,640

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.22%

Federal Home Loan Mortgage Corp.(e)	5.00%		TBA	4,400		4,525,814
Federal Home Loan Mortgage Corp.	5.687	%#	11/1/2035	2,308		2,379,834
Federal National Mortgage Assoc.(f)	5.258	%#	10/1/2035	5,544		5,615,101
Federal National Mortgage Assoc.(e)	5.50%		TBA	4,100		4,200,577
Federal National Mortgage Assoc.	5.659	%#	8/1/2036	4,552		4,717,161
Total Government Sponsored Enterprises Pass-Throughs (cost $20,962,928)						21,438,487

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.27%

Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%		7/10/2043	900		658,858

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage,Inc. 2006-3 A4	5.889%	7/10/2044	$8,019	$4,429,096
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A4	5.405%	12/11/2040	3,420	2,475,963
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/1/2038	7,775	5,620,754
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	7,415	5,376,628
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725%#	3/15/2049	1,000	679,911
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	1,000	776,096
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	6,790	5,664,473
CS First Boston Mortgage Securities Corp. 2005-C2 AAB	4.681%	4/15/2037	5,120	4,209,247
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.332%#	11/10/2045	3,275	2,473,964
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.337%#	3/10/2044	3,350	2,330,605
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	2,000	1,441,554
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	3,715	2,710,630
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	3,855	2,852,798
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.28%#	1/12/2043	1,210	891,802
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	2,000	1,457,767
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.875%#	4/15/2045	2,900	2,007,571
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 A4	5.399%	5/15/2045	1,200	739,110
LB-UBS Commercial Mortgage Trust 2006-C1 AAB	5.139%	2/15/2031	1,000	782,137
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	3,570	2,484,479
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.882%#	6/15/2038	700	490,092
LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372%	9/15/2039	2,510	1,639,051
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	8,240	6,053,285
Merrill Lynch Mortgage Trust 2005-LC1 A4	5.291%	1/12/2044	1,325	965,478
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	4,400	4,067,886
Merrill Lynch Mortgage Trust 2006-C1 AM	5.657%#	5/12/2039	1,000	413,234
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	3,395	2,366,721
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	500	247,842
Morgan Stanley Capital I 2005-HQ6 A4B	5.042%	8/13/2042	1,000	753,498
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	4,160	3,122,086
Morgan Stanley Capital I 2006-HQ8 A4	5.386%#	3/12/2044	2,610	1,831,150
Morgan Stanley Capital I 2006-HQ9 AAB	5.685%	7/12/2044	4,700	3,526,598
Morgan Stanley Capital I 2006-T21 A4	5.162%	10/12/2052	3,805	2,620,768
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	961	897,252

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	$5,500	$4,519,414
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	5,475	4,051,659
Total Non-Agency Commercial Mortgage-Backed Securities (cost $109,679,042)				87,629,457

U.S. TREASURY OBLIGATIONS 0.18%

U.S. Treasury Bonds (cost $898,845)	4.50%	5/15/2038	791	898,844
Total Long-Term Investments (cost $549,502,010)				496,748,017

SHORT-TERM INVESTMENTS 4.55%

Repurchase Agreements
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $1,555,000 of U.S. Treasury Bill at 0.34% due 5/14/2009 and $10,000 of Federal Home Loan Mortgage Corp. at 3.375% due 3/5/2010; value: $1,564,388; proceeds: $1,527,120			1,527	1,527,119
Repurchase Agreement dated 2/27/2009, 0.23% due 3/2/2009 with J.P. Morgan Chase & Co. collateralized by $7,000,000 of Federal Farm Credit Bank at 5.375% due 7/21/2028, $7,000,000 of Federal Home Loan Bank at 5.00% due 4/9/2018, $7,110,000 of Federal Home Loan Mortgage Corp. at 2.50% due 1/7/2014 and $1,203,000 of Federal National Mortgage Assoc. at 3.73% due 12/23/2015; value: $21,841,001; proceeds: $21,543,413			21,543	21,543,000

Total Short-Term Investments (cost $23,070,119)				23,070,119
Total Investments in Securities 102.43% (cost $572,572,129)				519,818,136
Liabilities in Excess of Other Assets(g) (2.43%)				(12,327,248)
Net Assets 100.00%				$507,490,888

IO   Interest Only.

PO  Principal Only.

#                  Variable rate security.The interest rate represents the rate at February 28, 2009.

†                  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.Unless otherwise noted, 144A securities are deemed to be liquid.

(a)             Foreign security traded in U.S. dollars.

(b)            Floating Rate Loan.Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 28, 2009.

(c)             IOettes.These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities.Unlike IO’s, however, a nominal amount of principal is assigned to an IOette.This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow.The stated price and coupon are linked to that small principal amount and therefore appear unusually large.

(d)            Amount is less than $1,000.

(e)             To be announced (“TBA”).Security purchased on a forward commitment basis with an approximate principal and maturity date.Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)               Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2009 (See Note 2(e)).

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

(g)          Liabilities in excess of other assets include net unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at February 28, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	March 2009	81	Short	$(9,521,930)	$87,106
U.S. 10-Year Treasury Note	March 2009	63	Short	(7,667,297)	198,038
U.S. 5-Year Treasury Note	June 2009	14	Short	(1,632,203)	(3,433)
U.S. 10-Year Treasury Note	June 2009	5	Short	(600,156)	(562)
U.S. 30-Year Treasury Bond	June 2009	363	Short	(44,773,781)	584,150
Totals				$(64,195,367)	$865,299

Open Forward Foreign Currency Contracts as of February 28, 2009:

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	3/6/2009	2,240,000	$589,551	$626,099	$36,548
Argentine Peso	Buy	3/6/2009	880,000	247,191	245,967	(1,224)
Argentine Peso	Sell	3/6/2009	450,000	117,494	125,779	(8,285)
Argentine Peso	Buy	4/3/2009	1,525,000	420,110	410,498	(9,612)
Brazilian Real	Buy	4/3/2009	1,960,000	834,042	810,721	(23,321)
Brazilian Real	Buy	4/3/2009	640,000	273,504	264,725	(8,779)
Brazilian Real	Sell	4/3/2009	350,000	150,086	144,772	5,314
Brazilian Real	Buy	5/8/2009	1,525,000	641,295	625,060	(16,235)
Brazilian Real	Buy	5/8/2009	800,000	332,737	327,900	(4,837)
Chilean Peso	Buy	5/8/2009	970,000,000	1,563,256	1,614,781	51,525
Chilean Peso	Sell	5/8/2009	300,000,000	485,045	499,417	(14,372)
Chinese Yuan Renminbi	Buy	3/6/2009	5,750,000	809,289	840,470	31,181
Chinese Yuan Renminbi	Buy	4/3/2009	4,850,000	703,204	707,368	4,164
Chinese Yuan Renminbi	Buy	4/3/2009	700,000	102,307	102,094	(213)
Colombian Peso	Buy	3/6/2009	985,000,000	416,314	385,385	(30,929)
Colombian Peso	Buy	3/6/2009	370,000,000	169,336	144,764	(24,572)
Colombian Peso	Buy	4/3/2009	890,000,000	395,555	346,027	(49,528)
Colombian Peso	Buy	4/3/2009	250,000,000	100,201	97,199	(3,002)
Czech Koruna	Buy	3/6/2009	26,600,000	1,309,635	1,199,138	(110,497)
Czech Koruna	Buy	3/6/2009	3,030,000	165,078	136,594	(28,484)
Czech Koruna	Buy	3/6/2009	13,200,000	687,500	595,061	(92,439)
Czech Koruna	Buy	3/6/2009	3,350,000	174,270	151,019	(23,251)
Czech Koruna	Buy	3/6/2009	2,120,000	100,467	95,570	(4,897)
Czech Koruna	Sell	3/6/2009	6,250,000	282,741	281,752	989
Czech Koruna	Sell	3/6/2009	8,650,000	389,777	389,945	(168)
Czech Koruna	Buy	4/3/2009	41,050,000	2,019,680	1,849,345	(170,335)
Euro	Buy	4/3/2009	173,000	217,355	219,276	1,921
Euro	Buy	4/3/2009	185,000	236,996	234,485	(2,511)
Euro	Buy	4/3/2009	402,865	519,030	510,627	(8,403)
Hong Kong Dollar	Buy	4/3/2009	6,500,000	838,591	838,369	(222)
Hong Kong Dollar	Buy	4/3/2009	1,375,000	177,431	177,347	(84)
Hong Kong Dollar	Buy	4/3/2009	800,000	103,233	103,184	(49)
Hong Kong Dollar	Buy	5/8/2009	27,700,000	3,571,461	3,573,705	2,244
Hungarian Forint	Buy	4/3/2009	322,100,000	1,520,128	1,354,715	(165,413)
Hungarian Forint	Sell	4/3/2009	95,600,000	390,379	402,082	(11,703)
Hungarian Forint	Buy	5/8/2009	302,400,000	1,282,225	1,263,008	(19,217)
Indian Rupee	Buy	4/2/2009	50,450,000	1,015,295	984,025	(31,270)
Indian Rupee	Buy	4/2/2009	9,150,000	186,811	178,470	(8,341)
Indian Rupee	Buy	4/2/2009	14,300,000	290,887	278,921	(11,966)

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2009

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah	Buy	4/3/2009	12,670,000,000	$1,122,232	$1,043,228	$(79,004)
Indonesian Rupiah	Buy	4/3/2009	3,680,000,000	306,666	303,005	(3,661)
Indonesian Rupiah	Buy	4/3/2009	3,650,000,000	295,307	300,535	5,228
Indonesian Rupiah	Buy	4/3/2009	3,300,000,000	264,000	271,717	7,717
Israeli New Shekel	Buy	4/3/2009	5,430,000	1,392,736	1,302,455	(90,281)
Israeli New Shekel	Sell	4/3/2009	2,130,000	523,020	510,908	12,112
Israeli New Shekel	Buy	5/8/2009	2,100,000	518,339	503,689	(14,650)
Malaysian Ringgit	Buy	4/3/2009	1,830,000	512,031	493,102	(18,929)
Malaysian Ringgit	Buy	5/8/2009	1,840,000	506,228	495,739	(10,489)
Mexican Peso	Buy	4/3/2009	2,650,000	181,883	172,793	(9,090)
Mexican Peso	Buy	5/8/2009	81,850,000	5,674,177	5,300,399	(373,778)
Mexican Peso	Buy	5/8/2009	2,600,000	178,358	168,369	(9,989)
Mexican Peso	Sell	5/8/2009	2,950,000	197,932	191,035	6,897
New Romanian Leu	Buy	3/6/2009	1,000,000	315,916	294,304	(21,612)
New Romanian Leu	Buy	3/6/2009	1,030,000	353,648	303,133	(50,515)
New Romanian Leu	Sell	3/6/2009	570,000	165,963	167,753	(1,790)
New Romanian Leu	Buy	5/8/2009	2,890,000	834,055	829,612	(4,443)
New Turkish Lira	Buy	3/6/2009	870,000	540,049	511,106	(28,943)
New Turkish Lira	Buy	3/6/2009	140,000	87,391	82,247	(5,144)
New Turkish Lira	Buy	3/6/2009	475,000	299,401	279,052	(20,349)
New Turkish Lira	Buy	3/6/2009	610,000	388,907	358,362	(30,545)
New Turkish Lira	Buy	3/6/2009	300,000	181,906	176,243	(5,663)
New Turkish Lira	Buy	3/6/2009	260,000	157,271	152,745	(4,526)
New Turkish Lira	Buy	3/6/2009	670,000	393,817	393,611	(206)
New Turkish Lira	Sell	3/6/2009	175,000	106,968	102,809	4,159
New Turkish Lira	Sell	3/6/2009	170,000	104,020	99,871	4,149
New Turkish Lira	Sell	3/6/2009	260,000	153,058	152,744	314
New Turkish Lira	Buy	5/8/2009	5,540,000	3,333,333	3,196,404	(136,929)
Peruvian Nuevo Sol	Buy	4/3/2009	2,460,000	777,251	752,385	(24,866)
Philippine Peso	Buy	3/6/2009	30,700,000	593,810	628,995	35,185
Philippine Peso	Buy	4/3/2009	21,600,000	447,761	441,032	(6,729)
Philippine Peso	Buy	4/3/2009	11,600,000	242,526	236,851	(5,675)
Philippine Peso	Buy	4/3/2009	15,300,000	314,621	312,398	(2,223)
Polish Zloty	Buy	4/3/2009	10,205,000	3,230,146	2,785,595	(444,551)
Polish Zloty	Sell	4/3/2009	1,800,000	519,031	491,335	27,696
Polish Zloty	Buy	5/8/2009	4,900,000	1,480,005	1,335,634	(144,371)
Polish Zloty	Buy	5/8/2009	460,000	127,448	125,386	(2,062)
Russian Ruble	Buy	3/6/2009	39,350,000	1,262,181	1,093,978	(168,203)
Singapore Dollar	Buy	3/6/2009	1,630,000	1,068,572	1,053,109	(15,463)
Singapore Dollar	Buy	4/3/2009	1,170,000	786,105	755,692	(30,413)
Singapore Dollar	Buy	4/3/2009	230,000	152,969	148,555	(4,414)
Singapore Dollar	Buy	4/3/2009	160,000	106,207	103,342	(2,865)
Singapore Dollar	Buy	5/8/2009	3,930,000	2,621,748	2,538,268	(83,480)
South African Rand	Buy	4/3/2009	19,120,000	1,871,941	1,876,902	4,961
South African Rand	Buy	5/8/2009	6,950,000	681,292	677,226	(4,066)
South African Rand	Buy	5/8/2009	1,300,000	128,999	126,675	(2,324)
Taiwan Dollar	Buy	4/3/2009	11,200,000	337,248	319,576	(17,672)
Thai Baht	Buy	3/6/2009	10,725,000	298,760	296,305	(2,455)
Thai Baht	Buy	4/3/2009	26,050,000	743,224	715,856	(27,368)
Net Unrealized Depreciation on Forward Foreign Currency Contracts						$(2,551,591)

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 95.02%

ASSET-BACKED SECURITIES 7.17%

BA Credit Card Trust 2007-A7	0.455%#	8/15/2012	$1,000	$963,009
BA Credit Card Trust 2007-A13	0.675%#	4/16/2012	1,750	1,712,799
BA Credit Card Trust 2008-A9	4.07%	7/16/2012	2,000	1,986,154
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	350	351,503
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	2,218	2,174,590
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	2,900	2,867,250
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	600	601,827
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	3,500	3,481,319
Carmax Auto Owner Trust 2007-1 A3	5.24%	7/15/2011	2,868	2,876,619
Carmax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	542	544,149
Chase Credit Card Master Trust 2002-3 A	0.631%#	9/15/2011	425	423,496
Citibank Credit Card Issuance Trust 2007-A2	1.241%#	5/21/2012	1,737	1,678,540
Daimler Chrysler Auto Trust 2005-B A4	4.20%	7/8/2010	532	528,897
Daimler Chrysler Auto Trust 2006-C A3	5.02%	7/8/2010	199	198,629
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,625	2,542,040
Ford Credit Auto Owner Trust 2007-B A2B	0.791%#	6/15/2010	346	342,758
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	550	537,251
Harley-Davidson Motorcycle Trust 2007-1 A3	5.22%	3/15/2012	485	479,716
Harley-Davidson Motorcycle Trust 2007-3 A3	0.811%#	6/15/2012	1,357	1,321,065
MBNA Credit Card Master Note Trust 2006-A4	0.445%#	9/15/2011	1,000	996,114
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	733	651,971
USAA Auto Owner Trust 2005-2 A4	4.17%	2/15/2011	660	659,641
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	207	207,966
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	2,212	2,218,266
World Omni Auto Receivables Trust 2007-A A3	5.23%	2/15/2011	1,359	1,361,669

Total Asset-Backed Securities (cost $31,742,922)				31,707,238

CORPORATE BONDS 34.94%

Aerospace/Defense 0.06%
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	200	27,500
L-3 Communications Corp.	7.625%	6/15/2012	250	251,875
Total				279,375

Air Transportation 0.07%
Bristow Group, Inc.	6.125%	6/15/2013	390	306,150

Aluminum 0.00%
Century Aluminum Co.	7.50%	8/15/2014	50	20,250

Apparel 0.26%
Phillips-Van Heusen Corp.	7.25%	2/15/2011	500	472,500
Warnaco Group, Inc.	8.875%	6/15/2013	750	691,875
Total				1,164,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automotive 0.36%
Roper Industries, Inc.	6.625%	8/15/2013	$1,605	$1,593,385

Banks 2.82%
Citigroup, Inc.	6.50%	8/19/2013	4,600	4,292,605
GMAC LLC†	6.00%	12/15/2011	506	296,632
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1,450	1,434,953
Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	500	455,897
JPMorgan Chase & Co.	2.20%	6/15/2012	1,390	1,390,719
Morgan Stanley	6.00%	4/28/2015	3,000	2,731,656
PNC Funding Corp.	2.30%	6/22/2012	1,895	1,896,789
Total				12,499,251

Beverages 0.85%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	3,600	3,738,827

Building Materials 0.09%
Texas Industries, Inc.†	7.25%	7/15/2013	545	389,675

Business Services 0.30%
McKesson Corp.	6.50%	2/15/2014	1,300	1,329,344

Cable Services 0.78%
Mediacom Communications Corp.	9.50%	1/15/2013	340	297,500
Time Warner Cable, Inc.	6.20%	7/1/2013	2,250	2,181,026
Time Warner Cable, Inc.	8.25%	2/14/2014	950	990,380
Total				3,468,906

Chemicals 0.45%
Huntsman International LLC	7.375%	1/1/2015	420	198,450
Huntsman International LLC	7.875%	11/15/2014	105	50,400
Huntsman LLC	11.625%	10/15/2010	500	496,250
Mosaic Co. (The)†	7.625%	12/1/2016	300	288,412
Nalco Co.	7.75%	11/15/2011	950	945,250
Total				1,978,762

Coal 0.32%
CONSOL Energy, Inc.	7.875%	3/1/2012	1,400	1,400,000

Computer Service 0.09%
First Data Corp.	9.875%	9/24/2015	200	111,000
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	320	286,400
Total				397,400

Computer Software 0.45%
Intuit, Inc.	5.40%	3/15/2012	1,850	1,727,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Computer Software (continued)
SunGard Data Systems, Inc.	10.25%	8/15/2015	$380	$262,200
Total				1,989,702

Computer Technology 0.09%
EQT Corp.	5.00%	10/1/2015	500	412,789

Construction/Home Building 0.13%
CRH America, Inc.	5.625%	9/30/2011	675	589,259

Consumer Products 0.02%
Elizabeth Arden, Inc.	7.75%	1/15/2014	125	90,625

Containers 0.61%
Pactiv Corp.	5.875%	7/15/2012	825	767,510
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	875	750,044
Sealed Air Corp.†	5.625%	7/15/2013	1,395	1,184,705
Total				2,702,259

Diversified 0.40%
Tyco Electronics Group (Luxembourg)(a)	6.00%	10/1/2012	2,000	1,764,158

Drugs 0.91%
Novartis Capital Corp.	4.125%	2/10/2014	1,900	1,919,739
Roche Holdings, Inc.†	5.00%	3/1/2014	2,100	2,126,170
Total				4,045,909

Electric: Equipment/Components 0.49%
Baldor Electric Co.	8.625%	2/15/2017	725	578,187
Enel Finance International SA (Italy)†(a)	5.70%	1/15/2013	850	842,373
Frontier Oil Corp.	8.50%	9/15/2016	750	727,500
Total				2,148,060

Electric: Power 2.75%
Allegheny Energy Supply Co. LLC	7.80%	3/15/2011	200	205,000
CenterPoint Energy Houston Electric LLC	7.00%	3/1/2014	425	439,201
EDF SA (France)†(a)	5.50%	1/26/2014	1,600	1,686,672
General Electric Capital Corp.	5.25%	10/19/2012	7,965	7,826,751
Oncor Electric Delivery Co.†	5.95%	9/1/2013	1,000	982,245
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	1,100	1,047,229
Total				12,187,098

Electrical: Household 0.17%
EDP Finance BV (Netherlands)†(a)	5.375%	11/2/2012	750	738,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Electronics 0.03%
Sensus Metering Systems, Inc.	8.625%	12/15/2013	$150	$123,750

Electronics: Semi-Conductors/Components 0.23%
National Semiconductor Corp.	6.15%	6/15/2012	1,320	1,035,881

Energy Equipment & Services 0.20%
Inergy Finance LP	8.25%	3/1/2016	605	583,825
Inergy Finance LP†	8.75%	3/1/2015	150	147,750
NRG Energy, Inc.	7.375%	1/15/2017	150	139,125
Total				870,700

Financial: Miscellaneous 0.85%
CME Group, Inc.	5.75%	2/15/2014	1,775	1,788,367
Ford Motor Credit Co. LLC	7.875%	6/15/2010	2,541	1,693,818
Petroplus Finance Ltd.†	7.00%	5/1/2017	350	260,750
Total				3,742,935

Financial Services 2.19%
ABX Financing Co.†	5.75%	10/15/2016	1,500	1,392,918
American Express Bank FSB	5.50%	4/16/2013	750	710,430
American Express Credit Corp.	7.30%	8/20/2013	535	531,250
American Honda Finance Corp.†	6.70%	10/1/2013	2,050	2,037,798
Janus Capital Group, Inc.	6.95%	6/15/2017	1,000	525,660
Merrill Lynch & Co., Inc.	5.45%	2/5/2013	500	446,753
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	1,132	1,047,440
Teco Finance, Inc.	7.00%	5/1/2012	750	713,443
Western Union Co. (The)	6.50%	2/26/2014	1,550	1,552,244
Xstrata Finance Ltd. (Canada)†(a)	5.50%	11/16/2011	885	744,984
Total				9,702,920

Food 0.79%
Dole Food Co., Inc.	8.625%	5/1/2009	350	344,750
Kraft Foods, Inc.	6.75%	2/19/2014	500	534,264
Land O’ Lakes, Inc.	9.00%	12/15/2010	1,175	1,189,687
Wm. Wrigley Jr. Co.	4.30%	7/15/2010	500	495,000
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,080	942,300
Total				3,506,001

Gaming 0.18%
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	750	322,500
Mohegan Tribal Gaming Authority	6.375%	7/15/2009	325	256,750
Pinnacle Entertainment, Inc.	8.25%	3/15/2012	225	201,375
Total				780,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Healthcare Products 0.80%
Biogen Idec, Inc.	6.00%	3/1/2013	$2,170	$2,187,939
Biomet, Inc.	11.625%	10/15/2017	450	418,500
HCA, Inc.	9.125%	11/15/2014	975	916,500
Total				3,522,939

Healthcare Services 0.54%
UnitedHealth Group, Inc.	4.125%	8/15/2009	352	352,106
UnitedHealth Group, Inc.	4.875%	4/1/2013	2,100	2,040,286
Total				2,392,392

Household Furnishings 0.13%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	700	577,500

Industrial Products 0.47%
Mueller Water Products, Inc.	7.375%	6/1/2017	420	291,900
Quicksilver Resources, Inc.	8.25%	8/1/2015	530	434,600
Vulcan Materials Co.	6.30%	6/15/2013	1,400	1,353,401
Total				2,079,901

Investment Management Companies 0.21%
Lazard Group LLC	7.125%	5/15/2015	1,250	949,970

Leisure 0.22%
Seneca Gaming Corp.	7.25%	5/1/2012	600	447,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	715	507,650
Total				954,650

Machinery: Agricultural 0.30%
American Rock Salt Co. LLC	9.50%	3/15/2014	300	294,750
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	950	1,020,969
Total				1,315,719

Materials & Commodities 0.08%
RBS Global & Rexnord Corp.	8.875%	9/1/2016	450	340,875

Media 0.46%
COX Enterprises, Inc.†	7.875%	9/15/2010	1,750	1,789,284
Rainbow National Services LLC†	10.375%	9/1/2014	230	236,612
Total				2,025,896

Metals & Minerals Miscellaneous 0.77%
CII Carbon LLC†	11.125%	11/15/2015	275	187,687
Compass Minerals International, Inc.	12.00%	6/1/2013	450	468,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals Miscellaneous (continued)
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	$3,000	$2,729,526
Total				3,385,213

Milling: Fruits/Grain 0.04%
Corn Products International, Inc.	8.45%	8/15/2009	175	175,421

Miscellaneous 0.83%
Barrick Gold Financeco LLC (Canada)(a)	6.125%	9/15/2013	1,000	1,016,204
Fiserv, Inc.	6.125%	11/20/2012	800	792,431
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	1,650	1,470,180
Lender Processing Services, Inc.	8.125%	7/1/2016	400	401,500
Total				3,680,315

Natural Gas 0.35%
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,100	1,030,360
Tennessee Gas Pipeline Co.†	8.00%	2/1/2016	500	493,750
Total				1,524,110

Office Supplies 0.47%
Staples, Inc.	9.75%	1/15/2014	800	840,142
Steelcase, Inc. Class A	6.50%	8/15/2011	1,275	1,255,992
Total				2,096,134

Oil 0.26%
Denbury Resources, Inc.	9.75%	3/1/2016	175	165,375
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,000	991,775
Total				1,157,150

Oil: Crude Producers 1.06%
Cimarex Energy Co.	7.125%	5/1/2017	700	577,500
EnCana Corp. (Canada)(a)	6.30%	11/1/2011	275	284,721
Key Energy Services, Inc.	8.375%	12/1/2014	335	219,425
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,238,327
Panhandle Eastern Pipeline Co	6.05%	8/15/2013	2,600	2,368,908
Total				4,688,881

Oil: Integrated Domestic 1.36%
Ferrellgas Partners LP†	6.75%	5/1/2014	925	800,125
KeySpan Gas East Corp.	7.875%	2/1/2010	700	717,838
Marathon Oil Corp.	6.50%	2/15/2014	1,250	1,255,445
Newfield Exploration Co.	7.625%	3/1/2011	500	487,500
Rockies Express Pipeline LLC†	6.25%	7/15/2013	1,450	1,412,461
Texas Gas Transmission LLC†	5.50%	4/1/2013	935	816,230
Transcontinental Gas Pipe Line Corp.	7.00%	8/15/2011	533	540,556
Total				6,030,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products 0.23%
International Paper Co.	7.40%	6/15/2014	$1,250	$1,006,536

Pollution Control 0.95%
Allied Waste Industries, Inc.	6.375%	4/15/2011	1,850	1,818,515
Clean Harbors, Inc.	11.25%	7/15/2012	1,384	1,396,110
Waste Management, Inc.	6.375%	3/11/2015	1,000	991,567
Total				4,206,192

Railroads 1.25%
American Railcar Industries, Inc.	7.50%	3/1/2014	550	382,250
Canadian National Railway Co. (Canada)(a)	6.375%	10/15/2011	500	533,484
Canadian Pacific Railway Co. (Canada)(a)	5.75%	5/15/2013	1,350	1,288,386
Union Pacific Corp.	5.125%	2/15/2014	1,750	1,734,101
Union Pacific Corp.	6.65%	1/15/2011	1,515	1,587,405
Total				5,525,626

Retail 0.28%
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	1,500	1,253,576

Retail: Specialty 0.22%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	690	538,200
Revlon Consumer Products Corp.	9.50%	4/1/2011	650	440,375
Total				978,575

Services 0.32%
Corrections Corp. of America	7.50%	5/1/2011	1,400	1,407,000

Steel 0.79%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,815	716,925
Allegheny Technologies, Inc.	8.375%	12/15/2011	310	295,955
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	2,925	2,404,239
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	100	58,250
Total				3,475,369

Supermarkets 0.12%
Safeway, Inc.	6.25%	3/15/2014	500	518,379

Technology 0.06%
Fisher Scientific International, Inc.	6.75%	8/15/2014	275	269,272

Telecommunications 4.02%
Cincinnati Bell, Inc.	7.00%	2/15/2015	525	480,375
Comcast Cable Communications Holdings Inc	8.375%	3/15/2013	3,400	3,630,065
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	225	213,750
Nextel Communications, Inc.	7.375%	8/1/2015	1,550	713,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications (continued)
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	$1,050	$960,750
Qwest Corp.	7.875%	9/1/2011	500	495,000
Qwest Corp.	8.875%	3/15/2012	500	495,000
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	2,375	2,486,756
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,050	996,267
Sprint Capital Corp.	7.625%	1/30/2011	2,025	1,757,421
Telecom Italia Capital SpA (Italy)(a)	5.25%	11/15/2013	2,350	2,112,556
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	150	147,123
Verizon Wireless Capital LLC†	5.55%	2/1/2014	2,100	2,090,010
Verizon Wireless Capital LLC†	7.375%	11/15/2013	750	796,577
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	400	403,000
Total				17,777,963

Textile Products 0.10%
Mohawk Industries, Inc.	6.00%	1/15/2011	500	453,162

Tobacco 0.91%
Altria Group, Inc.	7.75%	2/6/2014	1,488	1,566,129
Reynolds American, Inc.	6.50%	7/15/2010	2,465	2,479,575
Total				4,045,704

Transportation: Miscellaneous 0.33%
Bristow Group, Inc.	7.50%	9/15/2017	200	144,500
CSX Corp.	5.75%	3/15/2013	1,375	1,307,878
Total				1,452,378

Utilities: Electrical 0.07%
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	650	331,500
Total Corporate Bonds (cost $157,859,966)				154,594,905

FLOATING RATE LOANS(b) 0.63%

Atlantic Broadband Finance LLC Term Loan B2	3.71%	8/10/2012	500	451,250
Dollar General Corp. Term Loan B1	3.198% - 3.924%	7/6/2014	400	347,773
Mylan, Inc. Term Loan B	3.75% - 4.75%	12/1/2014	987	912,116
Oshkosh Corp. Term Loan B	1.95% - 3.95%	12/6/2013	396	280,071
Texas Competitive Electric Holdings Co. LLC Term Loan B	3.948% - 4.451%	10/24/2014	1,274	800,931
Total Floating Rate Loans (cost $2,683,653)				2,792,141

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.35%

Federal Home Loan Mortgage Corp.	2.125%	3/23/2012	2,323	2,322,823
Federal National Mortgage Assoc.	1.75%	3/23/2011	2,355	2,359,946
Federal National Mortgage Assoc.	4.625%	10/15/2013	1,182	1,287,782
Total Government Sponsored Enterprises Bonds (cost $5,909,217)				5,970,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.05%

Federal Home Loan Mortgage Corp. 1671 JA	0.90%#	1/15/2024	$227		$224,849
Federal National Mortgage Assoc. 1994-89 FA	0.95%#	3/25/2009	—	(d)	131
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $225,743)					224,980

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.55%

Federal Home Loan Mortgage Corp.(e)	5.00%	TBA	1,500		1,542,891
Federal Home Loan Mortgage Corp.	5.687%#	11/1/2035	490		505,021
Federal Home Loan Mortgage Corp.	5.824%#	11/1/2036	863		893,063
Federal Home Loan Mortgage Corp.	6.00%	8/1/2013	84		86,893
Federal Home Loan Mortgage Corp.	6.50%	5/1/2014 - 4/1/2029	294		309,900
Federal National Mortgage Assoc.(e)	5.00%	TBA	6,700		6,888,437
Federal National Mortgage Assoc.	5.245%#	8/1/2038	3,096		3,182,372
Federal National Mortgage Assoc.(e)	5.50%	TBA	2,600		2,663,781
Federal National Mortgage Assoc.	5.526%#	4/1/2036	453		467,915
Federal National Mortgage Assoc.	5.633%#	6/1/2036	476		492,565
Federal National Mortgage Assoc.	5.659%#	8/1/2036	869		900,456
Federal National Mortgage Assoc.	5.696%#	10/1/2038	5,365		5,556,569
Federal National Mortgage Assoc.	5.731%#	10/1/2036	2,334		2,420,335
Federal National Mortgage Assoc.	5.829%#	10/1/2036	398		411,232
Federal National Mortgage Assoc.	5.913%#	5/1/2036	391		402,390
Federal National Mortgage Assoc.(f)	5.923%#	12/1/2036	1,148		1,189,736
Federal National Mortgage Assoc.	5.929%#	8/1/2036	671		693,454
Federal National Mortgage Assoc.	6.00%	7/1/2014	61		63,511
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	285		300,311
Total Government Sponsored Enterprises Pass-Throughs (cost $28,365,736)					28,970,832

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 44.31%

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2,830		2,691,759
Banc of America Commercial Mortgage, Inc. 2003-1 A2	4.648%	9/11/2036	500		444,035
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	2,005		1,951,791
Banc of America Commercial Mortgage, Inc. 2004-4 A6	4.877%	7/10/2042	1,500		1,197,467
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	540		515,501
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	1,870		1,735,946
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	890		820,883
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	1,500		1,217,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2006-1 A2	5.334%	9/10/2045	$1,110	$959,971
Banc of America Commercial Mortgage, Inc. 2006-2 A1	5.611%	5/10/2045	1,198	1,180,343
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	497	491,513
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	611	427,169
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	110	107,997
Banc of America Commercial Mortgage, Inc. 2006-5 A1	5.185%	9/10/2047	794	774,556
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	1,903	1,856,481
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	245	242,945
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	935	905,361
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP8 A2	4.83%	8/15/2038	210	190,929
Bear Stearns Commercial Mortgage Securities, Inc. 2003-PWR2 A4	5.186%	5/11/2039	4,140	3,657,164
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A2	4.74%	3/13/2040	2,140	1,857,506
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR3 A2	3.869%	2/11/2041	1,153	1,149,755
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	1,123	1,119,593
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A1	5.085%	12/11/2040	1,294	1,280,528
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	1,070	973,684
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A2	4.945%	2/11/2041	2,378	2,038,825
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	642	634,573
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	1,790	1,639,930
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 AAB	4.804%	9/11/2042	375	300,224
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	1,278	1,266,212
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	662	648,031
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	1,026	1,000,000
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.693%#	9/11/2038	1,670	1,271,451
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 A1	5.294%	9/11/2041	679	661,444
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	2,456	2,374,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.464%#	4/12/2038	$730	$641,189
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T26 A1	5.145%	1/12/2045	82	79,365
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	850	800,763
Citigroup Commercial Mortgage Trust 2006-C4 A1	5.725%#	3/15/2049	2,469	2,432,502
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	1,350	1,110,497
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	615	611,112
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A2	5.408%	1/15/2046	505	437,873
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	212	208,232
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	249	245,592
Credit Suisse Mortgage Capital 2006-C2 A1	5.25%	3/15/2039	294	287,790
Credit Suisse Mortgage Capital 2006-C5 A1	5.256%	12/15/2039	680	665,180
Credit Suisse Mortgage Capital 2007-C5 A2	5.589%	9/15/2040	285	191,472
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	166	158,826
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	1,745	1,608,879
CS First Boston Mortgage Securities Corp. 2003-C3 A5	3.936%	5/15/2038	4,595	3,833,322
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	102	99,682
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	4,046	3,500,656
CS First Boston Mortgage Securities Corp. 2004-C1 A4	4.75%	1/15/2037	2,295	1,876,159
CS First Boston Mortgage Securities Corp. 2004-C2 A1	3.819%	5/15/2036	1,440	1,286,685
CS First Boston Mortgage Securities Corp. 2004-C2 A2	5.416%	5/15/2036	1,140	897,204
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	2,550	2,407,758
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	1,843	1,602,849
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	415	408,850
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	2,742	2,631,571
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	384	379,539
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.277%#	3/10/2044	586	576,432
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A1	5.785%	11/15/2039	3,120	3,110,584
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	1,565	1,480,216
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3,600	3,364,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	$3,675	$3,201,442
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A4	5.023%	4/10/2040	799	651,516
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A1	3.896%	8/10/2038	189	188,236
GMAC Commercial Mortgage Securities, Inc. 2004-C3 AAB	4.702%	12/10/2041	3,400	2,748,592
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	1,232	1,180,443
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	1,168	989,540
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	2,765	2,645,663
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	750	624,610
Greenwich Capital Commercial Funding Corp. 2007-GG9 A1	5.233%	3/10/2039	1,158	1,128,848
GS Mortgage Securities Corp. II 2005-GG4 A2	4.475%	7/10/2039	2,289	2,138,339
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1,000	819,616
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	1,768	1,747,992
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	755	657,479
GS Mortgage Securities Corp. II 2007-GG10 A1	5.69%	8/10/2045	1,263	1,210,992
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,370	1,286,090
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,757	1,616,218
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	3,715	3,221,364
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	993	913,178
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A2	5.255%	7/12/2037	203	175,371
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-LN1 A1	4.134%	10/15/2037	146	131,667
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.101%#	5/15/2041	125	104,368
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	445	438,651
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	3,996	3,654,899
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP1 A2	4.625%	3/15/2046	1,520	1,449,382
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	505	468,340
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A1	4.655%	8/15/2042	50	49,263
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	865	797,795
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	391	389,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	$695	$629,255
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A1	4.745%	6/12/2043	832	782,798
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A1	5.833%#	4/15/2045	3,553	3,522,374
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A1	5.32%	6/12/2047	784	760,471
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A1	5.538%	2/12/2049	2,588	2,533,412
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A1	5.273%	2/12/2051	925	900,132
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A1	5.651%	6/15/2049	730	715,819
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	165	161,126
LB-UBS Commercial Mortgage Trust 2002-C2 A4	5.594%	6/15/2031	135	127,040
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	1,150	1,046,068
LB-UBS Commercial Mortgage Trust 2003-C3 A4	4.166%	5/15/2032	3,895	3,276,525
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,085	930,343
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	354	352,557
LB-UBS Commercial Mortgage Trust 2004-C4 A4	5.227%#	6/15/2029	2,235	1,794,858
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	2,000	1,948,875
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	1,275	1,238,612
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	421	408,968
LB-UBS Commercial Mortgage Trust 2005-C1 A1	4.063%	2/15/2030	2,466	2,444,332
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	2,975	2,792,158
LB-UBS Commercial Mortgage Trust 2005-C1 AAB	4.568%	2/15/2030	360	293,977
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/2030	800	642,144
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	1,368	1,358,093
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	398	393,170
LB-UBS Commercial Mortgage Trust 2006-C6 A1	5.23%	9/15/2039	1,694	1,657,283
Merrill Lynch Mortgage Trust 2004-KEY2 A4	4.864%	8/12/2039	5,000	4,001,577
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	533	509,985
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	2,983	2,748,135
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,755	1,619,180
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	1,399	1,381,607
Merrill Lynch Mortgage Trust 2006-C1 A2	5.612%#	5/12/2039	1,320	1,106,352
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	2,180	1,887,491
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	347	331,230
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	680	558,111
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,205	971,575
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A1	4.275%	8/12/2048	502	483,248
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9 A2	5.59%	9/12/2049	330	245,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	$2,093	$2,017,829
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	990	934,473
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	1,006	942,882
Morgan Stanley Capital I 2004-T15 A2	4.69%	6/13/2041	523	500,369
Morgan Stanley Capital I 2005-HQ5 A2	4.809%	1/14/2042	352	343,109
Morgan Stanley Capital I 2005-HQ6 A2A	4.882%	8/13/2042	1,145	1,054,047
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	1,112	1,097,495
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	472	443,655
Morgan Stanley Capital I 2005-T17 A2	4.11%	12/13/2041	100	98,694
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	690	580,271
Morgan Stanley Capital I 2006-HQ8 A1	5.124%	3/12/2044	733	725,523
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	630	538,614
Morgan Stanley Capital I 2006-IQ12 A1	5.257%	12/15/2043	173	168,302
Morgan Stanley Capital I 2006-IQ12 AAB	5.325%	12/15/2043	380	273,182
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,685	1,475,259
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	943	865,860
Morgan Stanley Capital I 2006-T23 AAB	5.798%#	8/12/2041	475	366,793
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	12/15/2044	3,891	3,766,281
Morgan Stanley Capital I 2007-IQ13 A1	5.05%	3/15/2044	1,104	1,060,528
Morgan Stanley Capital I 2007-IQ14 A1	5.38%	4/15/2049	568	547,893
Morgan Stanley Capital I 2007-T25 A1	5.391%	11/12/2049	1,130	1,092,722
Morgan Stanley Dean Witter Capital I 2003-HQ2 A2	4.92%	3/12/2035	3,860	3,354,453
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	1,226	1,180,075
Morgan Stanley Dean Witter Capital I 2003-TOP9 A2	4.74%	11/13/2036	1,345	1,190,826
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	120	115,380
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	3,470	3,240,076
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	1,000	846,916
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	516	487,929
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5	5.215%	1/15/2041	2,220	1,764,993
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	950	900,374
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,501	2,390,177
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	1,385	1,138,071
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	1,703	1,693,158
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%	1/15/2045	1,170	1,154,574
Total Non-Agency Commercial Mortgage-Backed Securities (cost $199,063,149)				196,056,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
PASS-THROUGH AGENCIES 0.02%
Government National Mortgage Assoc.	4.125	%#	11/20/2020	$13	$12,780
Government National Mortgage Assoc.	4.125	%#	11/20/2027	7	7,123
Government National Mortgage Assoc.	4.125	%#	12/20/2027	9	8,909
Government National Mortgage Assoc.	4.625	%#	9/20/2031	19	18,750
Government National Mortgage Assoc.	5.50	%#	1/20/2018	29	30,280
Government National Mortgage Assoc.	7.00%		4/15/2028	12	13,447
Government National Mortgage Assoc.	10.50%		3/15/2019	15	16,626
Total Pass-Through Agencies (cost $105,367)					107,915
Total Long-Term Investments (cost $425,955,753)					420,424,804

SHORT-TERM INVESTMENTS 6.95%

Repurchase Agreements
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $3,175,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $3,173,413; proceeds: $3,109,908				3,110	3,109,905
Repurchase Agreement dated 2/27/2009, 0.23% due 3/2/2009 with J.P. Morgan & Chase Co., collateralized by $8,356,000 of Federal Home Loan Mortgage Corp. at 0.399% due 10/19/2009, $10,500,000 of Federal National Mortgage Assoc. at 1.375% due 2/4/2011 and $9,345,000 of Federal National Mortgage Assoc. at 1.024% due 7/28/2009; value: $28,239,323; proceeds: $27,665,530				27,665	27,665,000

Total Short-Term Investments (cost $30,774,905)					30,774,905
Total Investments in Securities 101.97% (cost $456,730,658)					451,199,709
Liabilities in Excess of Other Assets(g) (1.97%)					(8,724,087)
Net Assets 100.00%					$442,475,622

#              Variable rate security. The interest rate represents the rate at February 28, 2009.

†              Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)         Foreign security traded in U.S. dollars.

(b)        Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at February 28, 2009.

(c)         Security purchased on a when-issued basis (See Note 2(f)). Interest rate will be determined upon final settlement.

(d)        Amount is less than $1,000.

(e)         To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)           Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2009.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2009

(g)        Liabilities in excess of other assets include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at February 28, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	June 2009	41	Long	$8,880,984	$(5,890)
U.S. 5-Year Treasury Note	March 2009	(116)	Short	(13,636,344)	90,852
U.S. 5-Year Treasury Note	June 2009	(114)	Short	(13,290,797)	(9,775)
U.S. 10-Year Treasury Note	June 2009	(51)	Short	(6,121,594)	8,572
Totals				$(24,167,751)	$83,759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 107.39%

Asset-Backed Securities 6.86%
BA Credit Card Trust 2007-A13	0.675%#	4/16/2012	$6,500	$6,361,825
BA Credit Card Trust 2008-A9	4.07%	7/16/2012	2,250	2,234,424
Bank One Issuance Trust 2004-A6	3.94%	4/16/2012	4,565	4,584,599
Capital Auto Receivables Asset Trust 2006-1 A4	5.04%	5/17/2010	2,243	2,232,614
Capital One Multi-Asset Execution Trust 2005-A3	4.05%	3/15/2013	4,920	4,864,438
Capital One Multi-Asset Execution Trust 2006-A13	0.435%#	8/15/2012	2,800	2,740,633
Capital One Multi-Asset Execution Trust 2007-A9	4.95%	8/15/2012	3,000	3,009,136
Capital One Prime Auto Receivables Trust 2006-1 A3	4.99%	9/15/2010	218	217,965
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	6,500	6,465,308
Carmax Auto Owner Trust 2006-2 A3	5.15%	2/15/2011	1,870	1,874,341
Discover Card Master Trust I 2006-2 A1	0.455%#	1/17/2012	3,000	2,960,510
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	2,500	2,420,991
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	1,138	1,111,553
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%	1/15/2012	1,536	1,521,277
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	8,164	8,050,743
MBNA Credit Card Master Note Trust 1999-BA	5.90%	8/15/2011	3,288	3,289,957
MBNA Credit Card Master Note Trust 2006-A4	0.445%#	9/15/2011	1,590	1,583,821
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%	3/25/2037	4,559	4,052,212
Residential Funding Mortgage Securities II, Inc. 2005-HS1 AI1	0.594%#	9/25/2035	3	3,136
USAA Auto Owner Trust 2006-4 A3	5.01%	6/15/2011	5,185	5,199,163
World Omni Auto Receivables Trust 2005-A A4	3.82%	11/14/2011	594	590,328
World Omni Auto Receivables Trust 2005-B A4	0.49%#	9/20/2012	4,087	4,006,043
Total Asset-Backed Securities (cost $70,409,602)				69,375,017

Corporate Bonds 24.92%
Agilent Technologies, Inc.	6.50%	11/1/2017	5,238	4,053,096
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,740	687,300
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	940	775,500
Allegheny Technologies, Inc.	8.375%	12/15/2011	297	283,544
Altria Group, Inc.	10.20%	2/6/2039	2,595	2,654,955
American Express Credit Corp.	7.30%	8/20/2013	974	967,172
American Honda Finance Corp.†	6.70%	10/1/2013	1,000	994,048
American International Group, Inc.	5.85%	1/16/2018	1,907	1,009,303
American Water Capital Corp.	6.593%	10/15/2037	1,605	1,249,401
Amgen, Inc.	6.375%	6/1/2037	2,103	2,041,182
Amgen, Inc.	6.40%	2/1/2039	1,208	1,171,110
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	2,100	2,104,670
ArcelorMittal (Luxembourg)(a)	5.375%	6/1/2013	3,977	3,268,943
Atlantic Broadband Finance LLC	9.375%	1/15/2014	620	483,600
Avnet, Inc.	6.625%	9/15/2016	3,903	3,183,552
Bank of America Corp.	2.10%	4/30/2012	8,515	8,461,926
Bank of America Corp.	5.625%	10/14/2016	765	647,940
Bank of America Corp.	6.00%	9/1/2017	1,005	847,321
BAT International Finance plc (United Kingdom)†(a)	8.125%	11/15/2013	3,488	3,748,568

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Biogen Idec, Inc.	6.00%	3/1/2013	$400	$403,307
Biogen Idec, Inc.	6.875%	3/1/2018	2,421	2,487,868
Biomet, Inc.	11.625%	10/15/2017	1,005	934,650
BlackRock, Inc.	6.25%	9/15/2017	3,137	2,987,914
BMC Software, Inc.	7.25%	6/1/2018	1,315	1,163,734
Bristow Group, Inc.	6.125%	6/15/2013	1,130	887,050
Cameron International Corp.	6.375%	7/15/2018	942	808,126
Century Aluminum Co.	7.50%	8/15/2014	502	203,310
CII Carbon LLC†	11.125%	11/15/2015	1,525	1,040,812
Cimarex Energy Co.	7.125%	5/1/2017	1,852	1,527,900
Cisco Systems, Inc.	5.90%	2/15/2039	4,762	4,449,194
Citigroup, Inc.	2.125%	4/30/2012	8,410	8,363,947
Citigroup, Inc.	6.50%	8/19/2013	13,279	12,391,631
Comcast Corp.	9.455%	11/15/2022	2,548	2,764,177
Comcast Corp.	6.95%	8/15/2037	708	650,066
Commercial Metals Co.	7.35%	8/15/2018	1,603	1,267,143
Commonwealth Edison Co.	6.15%	9/15/2017	650	633,276
Commonwealth Edison Co.	6.95%	7/15/2018	1,193	1,121,223
Compass Minerals International, Inc.	12.00%	6/1/2013	312	324,480
CONSOL Energy, Inc.	7.875%	3/1/2012	1,485	1,485,000
Corn Products International, Inc.	8.45%	8/15/2009	1,308	1,311,148
Corrections Corp. of America	7.50%	5/1/2011	1,140	1,145,700
Cox Communications, Inc.†	8.375%	3/1/2039	334	321,939
Cox Communications, Inc.†	9.375%	1/15/2019	2,480	2,619,378
CRH America, Inc.	5.625%	9/30/2011	868	757,744
E. On International Finance BV (Netherlands)†(a)	6.65%	4/30/2038	2,200	2,211,059
EDF SA (France)†(a)	6.50%	1/26/2019	630	640,604
EDF SA (France)†(a)	6.95%	1/26/2039	3,120	3,147,238
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,635	1,520,861
El Paso Electric Co.	7.50%	3/15/2038	441	365,096
Enel Finance International SA (Italy)†(a)	6.25%	9/15/2017	1,250	1,101,202
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	2,345	1,886,083
Entergy Arkansas	5.66%	2/1/2025	1,500	1,251,279
EQT Corp.	6.50%	4/1/2018	1,435	1,238,084
Ferrellgas Partners LP†	6.75%	5/1/2014	1,980	1,712,700
First Data Corp.	9.875%	9/24/2015	385	213,675
Fisher Scientific International, Inc.	6.75%	8/15/2014	1,189	1,164,233
Ford Motor Credit Co. LLC	7.875%	6/15/2010	2,800	1,866,466
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	855	761,820
General Electric Capital Corp.	5.875%	1/14/2038	4,563	3,253,036
General Electric Capital Corp.	6.875%	1/10/2039	3,629	2,944,821
GMAC LLC†	6.00%	12/15/2011	1,310	767,961
GMAC LLC†	6.75%	12/1/2014	216	104,989
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	8,000	7,964,856
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	991,764
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,067	852,703
Hawker Beechcraft Acquisition Co. LLC	9.75%	4/1/2017	424	58,300
HCA, Inc.	9.125%	11/15/2014	3,447	3,240,180
Hospira, Inc.	6.05%	3/30/2017	1,504	1,326,609

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Huntsman International LLC	7.375%	1/1/2015	$945	$446,512
Huntsman International LLC	7.875%	11/15/2014	270	129,600
Huntsman LLC	11.625%	10/15/2010	425	421,813
Idaho Power Corp.	6.25%	10/15/2037	606	553,458
Inergy Finance LP	8.25%	3/1/2016	1,475	1,423,375
Inergy Finance LP†	8.75%	3/1/2015	485	477,725
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	580	551,000
International Paper Co.	8.70%	6/15/2038	801	537,206
Intuit, Inc.	5.75%	3/15/2017	526	457,829
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	400	382,938
Janus Capital Group, Inc.	6.95%	6/15/2017	2,794	1,468,694
JPMorgan Chase & Co.	2.20%	6/15/2012	4,733	4,735,447
Key Energy Services, Inc.	8.375%	12/1/2014	535	350,425
Kraft Foods, Inc.	6.875%	1/26/2039	1,652	1,647,680
Magellan Midstream Partners LP	6.40%	5/1/2037	862	620,031
Medco Health Solutions, Inc.	7.125%	3/15/2018	1,807	1,784,530
Mediacom Communications Corp.	9.50%	1/15/2013	1,605	1,404,375
Merrill Lynch & Co., Inc.	6.15%	4/25/2013	2,171	2,008,826
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	465	199,950
Morgan Stanley	6.00%	4/28/2015	1,975	1,798,340
Morgan Stanley	6.625%	4/1/2018	7,061	6,530,917
Mosaic Co. (The)†	7.625%	12/1/2016	950	913,303
Mueller Water Products, Inc.	7.375%	6/1/2017	757	526,115
Nabors Industries, Inc.	6.15%	2/15/2018	2,072	1,610,912
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,277,807
National Semiconductor Corp.	6.60%	6/15/2017	781	528,040
Nevada Power Co.	5.875%	1/15/2015	1,533	1,434,821
Newfield Exploration Co.	7.125%	5/15/2018	470	415,950
Nextel Communications, Inc.	7.375%	8/1/2015	2,259	1,039,596
Nordic Telephone Holdings Co. (Denmark)†(a)	8.875%	5/1/2016	275	251,625
Novartis Securities Investment Ltd.	5.125%	2/10/2019	2,085	2,066,854
NRG Energy, Inc.	7.25%	2/1/2014	175	165,375
NRG Energy, Inc.	7.375%	1/15/2017	315	292,163
NSTAR Electric Co.	5.625%	11/15/2017	528	542,826
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,045	1,022,818
Oncor Electric Delivery Co.	7.25%	1/15/2033	728	691,609
Pacific Energy Partners LP	6.25%	9/15/2015	2,492	2,140,738
Pactiv Corp.	5.875%	7/15/2012	648	602,844
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	1,200	1,059,983
Petroplus Finance Ltd.†(a)	7.00%	5/1/2017	1,210	901,450
PNC Funding Corp.	1.805%#	6/22/2011	2,770	2,769,133
PNC Funding Corp.	2.30%	6/22/2012	6,375	6,381,018
Questar Market Resources	6.80%	4/1/2018	922	818,135
Quicksilver Resources, Inc.	8.25%	8/1/2015	690	565,800
Revlon Consumer Products Corp.	9.50%	4/1/2011	515	348,913
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	3,298	2,827,023
Reynolds American, Inc.	7.25%	6/15/2037	1,473	1,074,808
Rio Tinto Finance USA Ltd. (Australia)(a)	5.875%	7/15/2013	4,406	4,008,764

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Corporate Bonds (continued)
Roche Holdings, Inc.†	5.00%	3/1/2014	$3,750	$3,796,732
Rockies Express Pipeline LLC†	6.25%	7/15/2013	750	730,583
Rockies Express Pipeline LLC†	6.85%	7/15/2018	495	486,746
Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	1,613	1,688,900
Roper Industries, Inc.	6.625%	8/15/2013	2,321	2,304,203
Scottish Power plc (United Kingdom)(a)	5.375%	3/15/2015	1,720	1,505,889
Sealed Air Corp.†	6.875%	7/15/2033	1,895	1,252,745
SK Broadband Co., Ltd. (South Korea)†(a)	7.00%	2/1/2012	785	702,575
SK Telecom Co., Ltd. (South Korea)†(a)	4.25%	4/1/2011	1,225	1,162,312
Source Gas LLC†	5.90%	4/1/2017	1,405	1,054,819
Southwestern Energy Co.†	7.50%	2/1/2018	840	798,000
Sprint Capital Corp.	7.625%	1/30/2011	2,257	1,958,765
Staples, Inc.	9.75%	1/15/2014	2,114	2,220,074
Steel Capital SA for OAO Severstal (Luxembourg)†(a)	9.75%	7/29/2013	315	183,488
Steelcase, Inc. Class A	6.50%	8/15/2011	2,214	2,180,994
Suncor Energy, Inc. (Canada)(a)	6.50%	6/15/2038	1,608	1,102,456
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	1,313	957,705
SunGard Data Systems, Inc.	10.25%	8/15/2015	956	659,640
TAQA Abu Dhabi National Energy Co. (United Arab Emirates) †(a)	6.165%	10/25/2017	1,944	1,678,063
TAQA Abu Dhabi National Energy Co. (United Arab Emirates) †(a)	6.50%	10/27/2036	3,485	2,550,793
Telecom Italia Capital SpA (Italy)(a)	6.375%	11/15/2033	3,385	2,533,222
Telecom Italia Capital SpA (Italy)(a)	7.20%	7/18/2036	3,386	2,751,829
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,390,986
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	2,225	1,134,750
Texas Industries, Inc.†	7.25%	7/15/2013	1,100	786,500
Time Warner Cable, Inc.	7.30%	7/1/2038	1,230	1,125,248
Time Warner Cable, Inc.	8.25%	2/14/2014	1,357	1,414,679
Transocean Ltd. (Switzerland)(a)	6.80%	3/15/2038	1,267	1,161,260
Tyco Electronics Group (Luxembourg)(a)	7.125%	10/1/2037	2,403	1,571,473
Tyco International Finance SA (Luxembourg)(a)	8.50%	1/15/2019	650	679,532
UnitedHealth Group, Inc.	6.625%	11/15/2037	1,930	1,688,094
US Cellular Corp.	6.70%	12/15/2033	870	625,869
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	225	220,685
Verizon Wireless Capital LLC†	5.55%	2/1/2014	1,757	1,748,642
VF Corp.	6.45%	11/1/2037	1,484	1,247,538
Vulcan Materials Co.	6.30%	6/15/2013	1,521	1,470,374
Wabtec Corp.	6.875%	7/31/2013	222	208,125
Western Union Co. (The)	6.50%	2/26/2014	2,002	2,004,899
Williams Cos., Inc.†	8.75%	1/15/2020	585	583,538
Wind Acquisition Finance SA (Italy)†(a)	10.75%	12/1/2015	975	982,312
Wm. Wrigley Jr. Co.	4.65%	7/15/2015	1,235	1,077,537
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	1,210	859,100
Xstrata Finance Ltd. (Canada)†(a)	6.90%	11/15/2037	603	361,473
Total Corporate Bonds (cost $269,802,472)				252,081,708

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Foreign Bonds(a) 1.49%
Federal Republic of Brazil (Brazil)	5.875%	1/15/2019	$4,000	$3,820,000
Federal Republic of Brazil (Brazil)	6.00%	1/17/2017	800	778,000
Republic of Colombia (Colombia)	7.375%	3/18/2019	3,008	2,992,960
Republic of El Salvador (El Salvador)†	8.25%	4/10/2032	1,469	1,109,095
Republic of Ghana (Ghana)†	8.50%	10/4/2017	1,400	903,000
Republic of Indonesia (Indonesia)†	8.50%	10/12/2035	850	633,250
Republic of Indonesia (Indonesia)†	11.625%	3/4/2019	1,000	1,002,500
Republic of Panama (Panama)	7.25%	3/15/2015	220	228,250
Republic of Philippines (Philippines)	8.375%	6/17/2019	500	531,875
Republic of Venezuela (Venezuela)	8.50%	10/8/2014	1,700	986,000
United Mexican States (Mexico)	5.875%	2/17/2014	2,075	2,116,500
Total Foreign Bonds (cost $15,394,339)				15,101,430

Government Sponsored Enterprises Bonds 4.44%
Federal Home Loan Mortgage Corp.	2.125%	3/23/2012	5,016	5,015,619
Federal National Mortgage Assoc.	1.75%	3/23/2011	7,822	7,838,426
Federal National Mortgage Assoc.	2.75%	2/5/2014	7,867	7,873,223
Federal National Mortgage Assoc.	4.625%	10/15/2013	13,727	14,955,484
Federal National Mortgage Assoc.	5.25%	9/15/2016	8,228	9,179,782
Total Government Sponsored Enterprises Bonds (cost $44,160,262)				44,862,534

Government Sponsored Enterprises Pass-Throughs 39.67%
Federal Home Loan Mortgage Corp.	5.00%	3/1/2019 – 7/1/2021	54,210	55,923,341
Federal Home Loan Mortgage Corp. (b)	5.00%	TBA	77,720	79,732,326
Federal Home Loan Mortgage Corp.	5.219%#	12/1/2037	6,481	6,668,386
Federal Home Loan Mortgage Corp.	5.687%#	11/1/2035	3,492	3,600,441
Federal Home Loan Mortgage Corp.	5.824%#	11/1/2036	4,937	5,109,703
Federal Home Loan Mortgage Corp.	6.00%	9/1/2013 – 8/1/2020	977	1,022,175
Federal Home Loan Mortgage Corp.	7.00%	2/1/2032 – 9/1/2033	1,065	1,137,817
Federal National Mortgage Assoc.(b)	5.00%	TBA	14,400	14,805,000
Federal National Mortgage Assoc.	5.245%#	8/1/2038	4,676	4,806,666
Federal National Mortgage Assoc.	5.258%#	10/1/2035	6,033	6,110,458
Federal National Mortgage Assoc.	5.46%#	5/1/2037	12,499	12,881,329
Federal National Mortgage Assoc.	5.49%#	4/1/2036	1,204	1,245,310
Federal National Mortgage Assoc.	5.50%	11/1/2034 – 11/1/2036	104,355	107,189,481
Federal National Mortgage Assoc. (b)	5.50%	TBA	42,500	43,877,738
Federal National Mortgage Assoc.	5.526%#	4/1/2036	2,775	2,868,145
Federal National Mortgage Assoc.	5.542%#	4/1/2036	1,859	1,925,045

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Pass-Throughs (continued)
Federal National Mortgage Assoc.	5.633%#	6/1/2036	$3,464	$3,584,876
Federal National Mortgage Assoc.	5.659%#	8/1/2036	4,480	4,642,124
Federal National Mortgage Assoc.	5.699%#	9/1/2036	3,787	3,918,693
Federal National Mortgage Assoc.	5.696%#	10/1/2038	8,604	8,910,791
Federal National Mortgage Assoc.	5.731%#	10/1/2036	4,925	5,108,094
Federal National Mortgage Assoc.	5.829%#	10/1/2036	3,076	3,179,948
Federal National Mortgage Assoc.	5.913%#	5/1/2036	3,504	3,605,112
Federal National Mortgage Assoc.	5.923%#	12/1/2036	10,277	10,651,349
Federal National Mortgage Assoc.	5.929%#	8/1/2036	8,422	8,706,506
Total Government Sponsored Enterprises Pass-Throughs (cost $390,386,322)				401,210,854

Municipal Bonds 0.51%
Massachusetts St Wtr Res Auth Rev Ser B	5.00%	8/1/2039	1,570	1,550,579
Platte River Pwr Auth CO Rev Ser HH	5.00%	6/1/2028	2,250	2,300,535
Texas A&M Univ Rev Fing Sys Ser A(c)	5.00%	5/15/2029	1,240	1,265,742
Total Municipal Bonds (cost $5,123,271)				5,116,856

Non-Agency Commercial Mortgage-Backed Securities 26.39%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	350	325,291
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	2,728	2,594,917
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	1,565	1,479,913
Banc of America Commercial Mortgage, Inc. 2003-2 A4	5.061%	3/11/2041	1,100	941,238
Banc of America Commercial Mortgage, Inc. 2004-2 A5	4.58%	11/10/2038	400	318,412
Banc of America Commercial Mortgage, Inc. 2004-6 A2	4.161%	12/10/2042	1,968	1,877,896
Banc of America Commercial Mortgage, Inc. 2005-1 ASB	4.967%#	11/10/2042	3,250	2,747,646
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	2,870	2,127,456
Banc of America Commercial Mortgage, Inc. 2005-3 A4	4.668%	7/10/2043	4,760	3,484,625
Banc of America Commercial Mortgage, Inc. 2005-4 A2	4.764%	7/10/2045	1,205	1,111,420
Banc of America Commercial Mortgage, Inc. 2005-4 ASB	4.867%	7/10/2045	2,000	1,623,896
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,540,994
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.18%#	9/10/2047	3,235	2,401,301
Banc of America Commercial Mortgage, Inc. 2005-6 ASB	5.18%#	9/10/2047	1,450	1,132,116

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	$2,455	$1,704,578
Banc of America Commercial Mortgage, Inc. 2006-4 A4	5.634%	7/10/2046	1,240	842,414
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	552	529,238
Bear Stearns Commercial Mortgage Securities, Inc. 2004-T14 A2	4.17%	1/12/2041	1,205	1,201,496
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 A2	5.27%	12/11/2040	6,575	5,983,151
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	10,069,308
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR7 A3	5.116%	2/11/2041	1,000	749,640
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,333	1,316,013
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A2	4.735%	9/11/2042	350	320,657
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A4A	4.871%	9/11/2042	2,260	1,712,580
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T18 A2	4.556%	2/13/2042	534	510,105
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 AAB	5.456%#	3/11/2039	2,320	1,797,911
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	775	583,421
Citigroup Commercial Mortgage Trust 2004-C2 A2	4.10%	10/15/2041	1,491	1,451,236
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	399	394,153
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	1,765	1,292,846
Citigroup Commercial Mortgage Trust 2006-C4 A3	5.725%#	3/15/2049	2,855	1,941,146
Citigroup Commercial Mortgage Trust 2006-C5 A2	5.378%	10/15/2049	875	719,766
Citigroup Commercial Mortgage Trust 2006-C5 ASB	5.413%	10/15/2049	550	399,538
Citigroup Commercial Mortgage Trust 2007-C6 A1	5.622%	12/10/2049	2,636	2,543,478
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	671	666,254
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.225%#	7/15/2044	4,150	3,180,180
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 AAB	5.392%#	1/15/2046	13,081	10,033,500
Commercial Mortgage Pass-Through Certificates 2005-C6 A1	4.735%	6/10/2044	1,469	1,458,636
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	2,800	2,173,070
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%	6/10/2044	1,000	753,808
Commercial Mortgage Pass-Through Certificates 2005-C6 AAB	5.077%	6/10/2044	8,040	6,578,878
Commercial Mortgage Pass-Through Certificates 2005-LP5 A4	4.982%	5/10/2043	1,180	898,713

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates 2006-C7 AAB	5.728%#	6/10/2046	$865	$665,896
Credit Suisse Mortgage Capital Certificates 2006-C3 AAB	5.826%#	6/15/2038	357	276,968
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	600	519,128
CS First Boston Mortgage Securities Corp. 2005-C1 A2	4.609%	2/15/2038	850	802,586
CS First Boston Mortgage Securities Corp. 2005-C1 AAB	4.815%	2/15/2038	1,254	1,068,984
CS First Boston Mortgage Securities Corp. 2005-C2 A4	4.832%	4/15/2037	800	595,061
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	1,530	1,223,497
CS First Boston Mortgage Securities Corp. 2005-C5 AM	5.10%	8/15/2038	1,975	941,324
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	254	251,400
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	730	718,584
GE Capital Commercial Mortgage Corp. 2005-C1 A1	4.012%	6/10/2048	62	62,104
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	279,727
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	2,150	1,594,453
GE Capital Commercial Mortgage Corp. 2005-C4 A4	5.332%#	11/10/2045	4,950	3,739,274
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.277%#	3/10/2044	1,449	1,426,812
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.337%#	3/10/2044	5,915	5,182,997
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.337%#	3/10/2044	2,620	1,822,742
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	1,558	1,420,072
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	7,721	7,216,428
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%#	5/10/2040	8,690	7,570,212
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	725	688,040
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	4,097	3,925,659
GMAC Commercial Mortgage Securities, Inc. 2005-C1 AM	4.754%	5/10/2043	1,540	795,130
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A4	5.238%	11/10/2045	4,501	3,111,811
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	647	614,613
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2	4.305%	8/10/2042	905	865,715

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. 2005-GG3 AAB	4.619%	8/10/2042	$4,320	$3,597,755
Greenwich Capital Commercial Funding Corp. 2005-GG5 A5	5.224%	4/10/2037	2,000	1,441,554
Greenwich Capital Commercial Funding Corp. 2005-GG5 AAB	5.19%	4/10/2037	7,000	5,432,511
Greenwich Capital Commercial Funding Corp. 2007-GG9 AAB	5.441%	3/10/2039	285	195,892
GS Mortgage Securities Corp. II 2005-GG4 A4A	4.751%	7/10/2039	2,680	1,955,448
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%	4/10/2038	940	818,583
GS Mortgage Securities Corp. II 2006-GG8 AAB	5.535%	11/10/2039	2,310	1,709,459
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,000	938,752
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	4,382	3,799,736
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C3 A2	4.994%	7/12/2035	923	843,559
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A4	4.879%	1/12/2038	670	574,521
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C2 A2	5.101%#	5/15/2041	1,675	1,398,536
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB8 A4	4.404%	1/12/2039	1,000	765,007
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-CB9 A1	3.475%	6/12/2041	248	244,336
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A2	5.247%	1/12/2043	845	770,790
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB13 A4	5.280%#	1/12/2043	1,840	1,356,129
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A4	4.738%	7/15/2042	1,300	928,285
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,000	728,884
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A4	4.918%	10/15/2042	4,636	3,444,324
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2	5.198%	12/15/2044	880	796,755
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB16 A4	5.552%	5/12/2045	930	608,993
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A2	5.861%#	4/15/2045	500	420,765
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	5.875%#	4/15/2045	3,960	2,741,373
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	800	681,572
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	1,500	1,286,188
LB-UBS Commercial Mortgage Trust 2003-C8 A4	5.124%	11/15/2032	540	460,381
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	1,500	1,461,656
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,551	1,505,964
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	700	656,978
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	138	129,388

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	$350	$261,675
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	3,635	2,743,621
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	1,360	1,104,053
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	1,200	891,127
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%	2/15/2031	3,193	2,783,160
LB-UBS Commercial Mortgage Trust 2006-C3 A4	5.661%	3/15/2039	1,945	1,353,589
LB-UBS Commercial Mortgage Trust 2006-C4 A4	5.882%#	6/15/2038	1,925	1,347,753
LB-UBS Commercial Mortgage Trust 2007-C1 A1	5.391%	2/15/2040	1,867	1,827,119
Merrill Lynch Mortgage Trust 2004-KEY2 A2	4.166%	8/12/2039	2,049	1,961,607
Merrill Lynch Mortgage Trust 2004-MKB1 A4	5.176%	2/12/2042	1,000	812,197
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.242%#	11/12/2037	7,755	5,696,994
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	6,200	5,106,519
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275	1,041,751
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	1,271	1,218,033
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	681	672,254
Merrill Lynch Mortgage Trust 2006-C1 A4	5.657%#	5/12/2039	4,565	2,981,580
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,500	1,298,732
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A4	5.423%#	2/12/2039	2,269	1,581,765
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A2	5.291%	7/12/2046	795	652,498
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A2	5.112%	12/12/2049	1,030	830,475
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%	12/12/2049	900	446,115
Morgan Stanley Capital I 2003-HQ2 A2	4.92%	3/12/2035	2,002	1,739,797
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	4,563	4,398,060
Morgan Stanley Capital I 2003-IQ5 A4	5.01%	4/15/2038	3,083	2,746,361
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	1,058	998,062
Morgan Stanley Capital I 2004-IQ8 A2	3.96%	6/15/2040	35	35,141
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%	8/13/2042	1,940	1,467,256
Morgan Stanley Capital I 2005-HQ7 A4	5.208%#	11/14/2042	950	712,976
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	520	422,343
Morgan Stanley Capital I 2005-IQ9 AAB	4.51%	7/15/2056	2,310	1,951,966
Morgan Stanley Capital I 2005-IQ10 AAB	5.178%	9/15/2042	1,905	1,549,130
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,459	1,353,092
Morgan Stanley Capital I 2006-HQ8 A4	5.386%#	3/12/2044	2,435	1,708,372
Morgan Stanley Capital I 2006-HQ8 AAB	5.39%#	3/12/2044	1,300	1,040,719
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	4,150	3,633,426
Morgan Stanley Capital I 2007-HQ11 A1	5.246%	2/12/2044	1,963	1,907,679
Morgan Stanley Capital I 2007-HQ13 A1	5.357%	12/15/2044	2,996	2,900,037
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	780	749,973
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	8,242	7,696,428

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)		Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	$1,500		$1,250,616
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825		3,239,454
Wachovia Bank Commercial Mortgage Trust 2004-C15 A1	3.626%	10/15/2041	951		931,103
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	2,305		2,202,928
Wachovia Bank Commercial Mortgage Trust 2005-C17 APB	5.037%	3/15/2042	2,585		2,124,124
Wachovia Bank Commercial Mortgage Trust 2005-C19 A1	4.173%	5/15/2044	101		100,582
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,300		1,197,582
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.209%#	10/15/2044	1,630		1,280,820
Wachovia Bank Commercial Mortgage Trust 2005-C21 APB	5.174%#	10/15/2044	3,490		2,951,226
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	594		540,700
Wachovia Bank Commercial Mortgage Trust 2005-C22 A4	5.265%#	12/15/2044	1,000		740,029
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,175,492
Total Non-Agency Commercial Mortgage-Backed Securities (cost $305,984,072)					266,944,217

Pass-Through Agency 0.00%
Government National Mortgage Assoc. (cost $44)	12.00%	8/15/2013	—	(d)	63

U.S. Treasury Obligations 3.11%
U.S. Treasury Bonds	4.375%	2/15/2038	2,186		2,411,433
U.S. Treasury Notes	1.50%	12/31/2013	1,978		1,937,669
U.S. Treasury Notes	1.75%	1/31/2014	8,628		8,535,620
U.S. Treasury Notes	2.75%	2/15/2019	11,242		10,964,469
U.S. Treasury Note Inflation Index Bonds(e)	1.625%	1/15/2015	2,644		2,547,661
U.S. Treasury Strips(f)	Zero Coupon	2/15/2036	13,921		5,039,040
Total U.S. Treasury Obligations (cost $30,600,560)					31,435,892
Total Long-Term Investments (cost $1,131,860,944)					1,086,128,571

SHORT-TERM INVESTMENTS 5.22%

Repurchase Agreements
Repurchase Agreement dated 2/27/2009, 0.23% due 3/2/2009 with J.P. Morgan Chase & Co. collateralized by $51,031,000 of Federal National Mortgage Assoc. at 1.024% due 7/28/2009; value: $51,115,230; proceeds: $50,066,960			50,066		50,066,000

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2009

	Principal
	Amount
Investments	(000)	Value
Repurchase Agreements (continued)
Repurchase Agreement dated 2/27/2009, 0.01% due 3/2/2009 with State Street Bank & Trust Co. collateralized by $2,770,000 of U.S. Treasury Bill at 0.34% due 5/14/2009; value: $2,768,615; proceeds: $2,710,012	$2,710	$2,710,010
Total Short-Term Investments (cost $52,776,010)		52,776,010
Total Investments in Securities 112.61% (cost $1,184,636,954)		1,138,904,581
Liabilities in Excess of Other Assets(g) (12.61%)		(127,578,100)
Net Assets 100.00%		$1,011,326,481

#              Variable rate security. The interest rate represents the rate at February 28, 2009.

†              Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)         Foreign security traded in U.S. dollars.

(b)        To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(c)         Securities purchased on a when-issued basis (See Note 2 (f)).

(d)        Amount is less than $1,000.

(e)         Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f)           Security has been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2009 (See Note 2(e)).

(g)        Liabilities in excess of other assets include net unrealized depreciation on open futures contracts, as follows:

Open Futures Contracts at February 28, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	March 2009	219	Short	$(25,744,477)	$54,422
U.S. 10-Year Treasury Note	June 2009	81	Long	9,722,531	(108,457)
U.S. 30-Year Treasury Bond	June 2009	77	Long	9,497,469	(255,300)
Total				$(6,524,477)	$(309,335)

See Notes to Schedule of Investments.

12

Notes to Schedule of Investments (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and was organized as a Delaware Statutory Trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce high total return. Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation.  Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income.  Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income.  High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital.  Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)         Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC.  Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques.  Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services.  As of February 28, 2009, 100% of total investments in loans were valued based on prices from such services.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)        Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)         Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)        Forward Foreign Currency Exchange Contracts- Certain of the Strategic Allocation Funds through their underlying funds and the Floating Rate Fund, Income Fund, Short Duration Income Fund and Total Return Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies.  A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  Forward contracts may also be structured for cash settlement, rather than physical delivery.  The contracts are valued daily at forward exchange rates. As of February 28, 2009, the Income Fund had open forward foreign currency exchange contracts.

(e)         Futures Contracts-Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”.  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  The Funds will record an unrealized gain (loss) based on the amount of variation margin.  When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.  As of February 28, 2009, Core Fixed Income Fund, Income Fund, Short Duration Income Fund and Total Return Fund

Notes to Schedule of Investments (unaudited)(continued)

had open futures contracts.

(f)           When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)        TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements.  Proceeds of TBA sale commitments are not received until the contractual settlement date.  During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.  Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above.  The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation).  If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h)        Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)            Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date.  During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)            Disclosures About Credit Derivatives-The Funds adopted Financial Accounting Standards Board (“FASB”) Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the “FSP”) effective November 30, 2008. The FSP amends FASB Statement No. 133 (“SFAS 133”), Accounting for Derivative Instruments and Hedging Activities to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specific entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to the potential loss from credit-risk related events specified in the contract. As of February 28, 2009, only High Yield Fund had entered into credit derivatives. The changes to disclosure made in accordance with the FSP have been incorporated into High Yield Fund’s Schedule of Investments and the disclosures that follow relating to Credit Default Swaps.

Credit Default Swaps

High Yield Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk or for speculative purposes. As a seller of a credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default occurs. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which

Notes to Schedule of Investments (unaudited)(continued)

case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value of each credit default swap and credit rating disclosed for each reference entity in High Yield Fund’s Schedule of Investments, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2009 for which High Yield Fund is the seller of protection are disclosed in the footnotes to its Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(k)   Floating Rate Loans-The Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Notes to Schedule of Investments (unaudited)(continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of February 28, 2009, the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Depreciation
Bausch & Lomb, Inc. Delayed Draw Term Loan, 4/24/2015	$140,443	$(19,575)
Fontainebleau Resorts LLC Term Loan B, 6/6/2014	153,333	(111,454)
	$293,776	$(131,029)

(l)            Fair Value Measurements- In accordance with FASB Statement of Financial Accounting Standards No. SFAS 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 - quoted prices in active markets for identical investments;

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund		Convertible Fund
Valuation Inputs		Investments in Securities	Investments in Securities
Level 1 - Quoted Prices		$890,308,592	$17,252,208
Level 2 - Other Significant Observable Inputs		689,053	252,085,504
Total		$890,997,645	$269,337,712

	Core Fixed Income Fund		Diversified Equity Strategy Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities
Level 1 - Quoted Prices	$—	$(212,194)	$79,435,192
Level 2 - Other Significant Observable Inputs	265,877,110	—	157,134
Total	$265,877,110	$(212,194)	$79,592,326

Notes to Schedule of Investments (unaudited)(continued)

	Diversified Income Strategy Fund	Floating Rate Fund
Valuation Inputs	Investments in Securities	Investments in Securities
Level 1 - Quoted Prices	$82,178,845	$—
Level 2 - Other Significant Observable Inputs	229,862	135,772,488
Level 3 – Significant Unobservable Inputs	—	4,224,821
Total	$82,408,707	$139,997,309

	Growth & Income Strategy Fund	High Yield Fund
Valuation Inputs	Investments in Securities	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$275,904,594	$19,500	$—
Level 2 - Other Significant Observable Inputs	51,040	362,591,282	(177,708)
Total	$275,955,634	$362,610,782	$(177,708)

	Income Fund		Short Duration Income Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$1,686,292	$—	$83,759
Level 2 - Other Significant Observable Inputs	519,818,136	—	451,199,709	—
Total	$519,818,136	$1,686,292	$451,199,709	$83,759

	Total Return Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$(309,335)
Level 2 - Other Significant Observable Inputs	1,138,904,581	—
Total	$1,138,904,581	$(309,335)

* Other Financial Instruments include futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Floating Rate Fund
Investments in Securities
Balance as of December 1, 2008	$4,779,264
Accrued discounts/premiums	6,006
Realized gain (loss)	(52,638)
Change in unrealized appreciation (depreciation)	82,115
Net purchases (sales)	1,610,802
Net transfers in or out of level 3	(2,200,728)
Balance as of February 28, 2009	$4,224,821

3.   FEDERAL TAX INFORMATION

As of February 28, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,396,180,449	$341,245,191	$272,531,257
Gross unrealized gain	—	1,836,086	3,165,591
Gross unrealized loss	(505,182,803)	(73,743,565)	(9,819,738)
Net unrealized security loss	$(505,182,803)	$(71,907,479)	$(6,654,147)

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$132,798,256	$115,048,961	$154,565,557
Gross unrealized gain	—	—	1,054,746
Gross unrealized loss	(53,205,930)	(32,640,255)	(15,622,994)
Net unrealized security loss	$(53,205,930)	$(32,640,255)	$(14,568,248)

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$475,031,529	$446,368,244	$574,838,456
Gross unrealized gain	—	6,632,628	6,628,582
Gross unrealized loss	(199,075,895)	(90,390,090)	(61,648,902)
Net unrealized security loss	$(199,075,895)	$(83,757,462)	$(55,020,320)

	Short Duration Income Fund	Total Return Fund
Tax cost	$457,193,498	$1,186,414,634
Gross unrealized gain	6,243,345	18,115,174
Gross unrealized loss	(12,237,134)	(65,625,227)
Net unrealized security loss	$(5,993,789)	$(47,510,053)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, amortization, and wash sales.

Notes to Schedule of Investments (unaudited)(continued)

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth and Income Strategy Fund had the following transactions with affiliated issuers during the period ended February 28, 2009:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Gain (Loss) 12/1/2008 to 2/28/2009	Dividend Income 12/1/2008 to 2/28/2009
Lord Abbett Affiliated Fund, Inc. – Class I	27,816,577	5,795,647	—	33,612,224	$217,471,088	$—	$1,701,716
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	17,344,707	236,500	(541,918)	17,039,289	138,018,244	(3,004,984)	2,077,140
Lord Abbett Bond Debenture Fund, Inc. – Class I	24,142,950	570,951	(2,899,816)	21,814,085	126,957,977	(3,654,823)	3,319,625
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,789,496	36,110	(75,950)	2,749,656	21,694,788	(159,494)	387,477
Lord Abbett Investment Trust – High Yield Fund – Class I	27,172,683	880,964	(3,667,394)	24,386,253	136,806,881	(9,288,063)	4,240,047
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,119,049	1,194,243	—	7,313,292	51,778,110	—	1,676,620
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	6,988,620	585,755	—	7,574,376	39,008,035	—	308,091
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	4,864,338	271,318	—	5,135,656	89,976,696	—	1,519,619
Lord Abbett Investment Trust – Total Return Fund – Class I	8,146,380	72,457	(1,161,556)	7,057,281	68,596,773	(677,929)	1,095,287
Total					$890,308,592	$(16,785,293)	$16,325,622

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Gain (Loss) 12/1/2008 to 2/28/2009	Dividend Income 12/1/2008 to 2/28/2009
Lord Abbett Affiliated Fund, Inc. - Class I	1,622,025	179,745	(9,732)	1,792,038	$11,594,487	$(74,775)	$101,830
Lord Abbett Securities Trust - All Value Fund - Class I	1,048,728	31,049	—	1,079,777	7,968,753	—	—
Lord Abbett Developing Growth Fund, Inc. - Class I	421,831	—	(18,083)	403,748	4,029,407	(167,450)	—

Notes to Schedule of Investments (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Gain (Loss) 12/1/2008 to 2/28/2009	Dividend Income 12/1/2008 to 2/28/2009
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	636,793	72,297	(15,637)	693,453	$8,134,207	$235,198 (a)	$—
Lord Abbett Securities Trust - International Core Equity Fund - Class I	1,175,455	147,470	—	1,322,925	9,366,308	—	331,335
Lord Abbett Securities Trust - International Opportunities Fund - Class I	936,647	50,362	—	987,009	6,306,987	—	—
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I	805,273	97,052	(3,936)	898,389	15,739,773	(40,542)	261,415
Lord Abbett Large-Cap Growth Fund - Class I	2,048,178	259,329	—	2,307,507	8,168,576	—	—
Lord Abbett Securities Trust – Value Opportunities Fund - Class I	948,856	46,400	(23,163)	972,093	8,126,694	(71,661)	—
Total					$79,435,192	$(119,230)	$694,580

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Gain (Loss) 12/1/2008 to 2/28/2009	Dividend Income 12/1/2008 to 2/28/2009
Lord Abbett Affiliated Fund, Inc. - Class I	237,236	76,041	—	313,277	$2,026,900	$—	$15,007
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I	2,359,897	380,327	(1,987)	2,738,237	22,179,718	(7,848)	298,294
Lord Abbett Bond Debenture Fund, Inc. - Class I	1,749,385	152,508	—	1,901,893	11,069,015	—	250,732
Lord Abbett Investment Trust - Floating Rate Fund - Class I	190,315	18,246	—	208,561	1,645,549	—	26,710
Lord Abbett Investment Trust - High Yield Fund - Class I	5,624,387	630,212	(400,553)	5,854,046	32,841,200	(916,302)	938,593
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	645,246	142,645	—	787,891	4,057,638	—	28,326
Lord Abbett Investment Trust - Total Return Fund - Class I	797,303	68,023	(5,365)	859,961	8,358,825	(5,043)	109,806
Total					$82,178,845	$(929,193)	$1,667,468

Notes to Schedule of Investments (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2008	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2009	Value at 2/28/2009	Net Realized Gain (Loss) 12/1/2008 to 2/28/2009	Dividend Income 12/1/2008 to 2/28/2009
Lord Abbett Affiliated Fund, Inc. - Class I	3,527,067	758,260	(5,707)	4,279,620	$27,689,139	$(43,379)	$217,114
Lord Abbett Securities Trust - All Value Fund - Class I	3,673,723	—	(22,356)	3,651,367	26,947,088	(109,676)	—
Lord Abbett Research Fund, Inc. - America’s Value Fund - Class I	2,873,329	39,507	(81,111)	2,831,725	22,936,973	(457,120)	346,979
Lord Abbett Investment Trust - Floating Rate Fund - Class I	838,092	10,849	(45,430)	803,511	6,339,703	(94,547)	115,631
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	527,879	69,085	—	596,964	7,002,384	293,448 (b)	—
Lord Abbett Investment Trust - High Yield Fund - Class I	11,132,247	865,553	(2,016,196)	9,981,604	55,996,799	(4,338,865)	1,790,920
Lord Abbett Securities Trust - International Core Equity Fund - Class I	5,106,312	724,996	—	5,831,308	41,285,662	—	1,399,129
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	2,141,422	398,977	—	2,540,399	13,083,055	—	101,749
Lord Abbett Securities Trust - International Opportunities Fund - Class I	1,873,035	122,988	—	1,996,023	12,754,588	—	—
Lord Abbett Research Fund, Inc. - Large Cap Core Fund - Class I	2,171,984	207,918	(8,550)	2,371,352	41,546,093	(62,424)	678,214
Lord Abbett Large Cap Growth Fund - Class I	1,796,956	58,539	—	1,855,495	6,568,450	—	—
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	1,645,294	—	—	1,645,294	13,754,660	—	—
Total					$275,904,594	$(4,812,563)	$4,649,736

(a)   Includes $365,201 of distributed capital gains.

(b)   Amount represents distributions from capital gains.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in funds Underlying Funds managed by Lord Abbett.  As of February 28, 2009, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	24.43%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	15.50%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.26%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.44%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.37%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.81%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.38%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	10.11%
Lord Abbett Investment Trust – Total Return Fund – Class I	7.70%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.60%
Lord Abbett Securities Trust – All Value Fund – Class I	10.03%
Lord Abbett Developing Growth Fund, Inc. – Class I	5.07%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.24%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.79%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.94%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	19.81%
Lord Abbett Large Cap Growth Fund – Class I	10.29%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.23%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	2.47%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	26.99%
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.47%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.00%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.96%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.94%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.17%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	10.04%
Lord Abbett Securities Trust – All Value Fund – Class I	9.77%
Lord Abbett Research Fund, Inc. – America’s Value Fund – Class I	8.31%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.30%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	2.54%
Lord Abbett Investment Trust – High Yield Fund – Class I	20.30%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	14.96%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.74%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	4.62%
Lord Abbett Research Fund, Inc. – Large Cap Core Fund – Class I	15.06%
Lord Abbett Large Cap Growth Fund – Class I	2.38%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4.98%

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the

Investments in Underlying Funds (unaudited)(continued)

first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.98%
Bank of New York Mellon Corp. (The)	4.54%
Coca-Cola Enterprises, Inc.	3.21%
Home Depot, Inc. (The)	3.06%
Wells Fargo & Co.	3.03%
Kohl’s Corp.	2.87%
Target Corp.	2.86%
Goldman Sachs Group, Inc. (The)	2.78%
Teva Pharmaceutical Industries Ltd. ADR	2.77%
Exxon Mobil Corp.	2.75%

Holdings by Sector*	% of Investments
Auto & Transportation	2.09%
Consumer Discretionary	21.54%
Consumer Staples	7.08%
Financial Services	28.86%
Healthcare	14.42%
Integrated Oils	4.34%
Materials & Processing	3.52%
Other	2.20%
Other Energy	3.75%
Producer Durables	3.85%
Technology	3.84%
Utilities	2.05%
Short-Term Investment	2.46%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust — All Value Fund

Ten Largest Holdings	% of Investments
Schering-Plough Corp.	4.50%
Archer Daniels Midland Co.	3.72%
Abbott Laboratories	3.06%
DaVita, Inc.	3.04%
Amgen, Inc.	2.82%
Watson Pharmaceuticals, Inc.	2.49%
Kroger Co. (The)	2.40%
Cullen/Frost Bankers, Inc.	2.16%
Biogen Idec, Inc.	2.02%
Aon Corp.	2.02%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	6.99%
Consumer Discretionary	7.57%
Consumer Staples	5.57%
Financial Services	13.12%
Healthcare	24.08%
Integrated Oils	0.87%
Materials & Processing	12.33%
Other	1.52%
Other Energy	8.21%
Producer Durables	12.50%
Technology	3.19%
Utilities	3.39%
Short-Term Investment	0.66%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – America’s Value Fund

Ten Largest Holdings	% of Investments
AT&T, Inc.	2.82%
Kraft Foods, Inc. Class A	2.57%
Bristol-Myers Squibb Co.	2.16%
Chevron Corp.	2.10%
Pfizer, Inc.	1.94%
Qwest Communications International, Inc.	1.91%
Federal National Mortgage Assoc., 6.00%, 10/01/2037	1.90%
Mylan, Inc.	1.88%
EMBARQ Corp.	1.81%
Federal National Mortgage Assoc., 5.50%, 6/01/2036	1.60%

Holdings by Sector*	% of Investments
Consumer Discretionary	4.09%
Consumer Staples	16.98%
Energy	10.04%
Financials	18.19%
Healthcare	16.36%
Industrials	5.15%
Information Technology	4.42%
Materials	4.05%
Telecommunication Services	11.54%
Utilities	8.87%
Short-Term Investment	.31%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Qwest Capital Funding, Inc., 7.90%, 8/15/2010	1.41%
Federal Home Loan Mortgage Corp., 5.125%, 4/18/2011	1.34%
Edison Mission Energy, 7.00%, 5/15/2017	0.98%
Cincinnati Bell, Inc., 8.375%, 1/15/2014	0.97%
Federal National Mortgage Assoc., 6.00%, 4/1/2036	0.87%
Allied Waste North America, Inc., 7.25%, 3/15/2015	0.87%
Edison Mission Energy, 7.75%, 6/15/2016	0.77%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.71%
Federal National Mortgage Assoc., 6.00%, 2/1/2037	0.70%
Chesapeake Energy Corp., 6.25%, 1/15/2018	0.70%

Holdings by Sector*	% of Investments
Agency	1.80%
Asset Backed	0.16%
Banking	1.50%
Basic Industry	5.87%
Brokerage	0.24%
Capital Goods	6.48%
Consumer Cyclical	3.59%
Consumer Non-Cyclical	8.47%
Energy	11.61%
Finance & Investment	1.31%
Foreign Sovereign	0.22%
Government Guaranteed	0.79%
Insurance	0.75%
Media	4.66%
Mortgage Backed	13.68%
Services Cyclical	5.91%
Services Non-Cyclical	7.38%
Technology & Electronics	4.16%
Telecommunications	7.00%
Utilities	9.39%
Short-Term Investment	5.03%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
CardioNet, Inc.	1.93%
Alexion Pharmaceuticals, Inc.	1.83%
Netflix, Inc.	1.77%
EnerNOC, Inc.	1.70%
Masimo Corp.	1.69%
Phase Forward, Inc.	1.66%
Illumina, Inc.	1.58%
Synaptics, Inc.	1.57%
Strayer Education, Inc.	1.40%
MYR Group, Inc.	1.38%

Holdings by Sector*	% of Investments
Auto & Transportation	2.27%
Consumer Discretionary	19.04%
Consumer Staples	3.31%
Financial Services	4.74%
Healthcare	25.58%
Materials & Processing	2.98%
Other Energy	9.32%
Producer Durables	6.83%
Technology	23.69%
Utilities	1.44%
Short-Term Investment	0.80%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
MCC IOWA LLC Term Loan E, 6.50%, 1/3/2016	1.59%
Life Technologies Corp. Term Loan B, 5.25%, 11/21/2015	1.47%
Wm. Wrigley Jr. Co. Tranche B, 6.50%, 10/6/2014	1.42%
Intelsat Subsidiary Holding Co., Ltd. Term Loan, 3.925%, 7/7/2013	1.40%
DIRECTV Holdings LLC Tranche C Term Loan, 5.25%, 4/13/2013	1.38%
Weather Channel Term Loan, 7.25%, 9/12/2015	1.37%
Mirant North America LLC, 1.00%, 1/3/2013	1.31%
Discovery Communications Holding LLC Term Loan B, 3.459%, 5/14/2014	1.31%
Mylan Laboratories, Inc. New Term Loan B, 3.75% - 4.75%, 10/2/2014	1.30%
Dole Food Co., Inc., 1.00%, 4/12/2013	1.29%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	1.29%
Chemicals	2.34%
Consumer Non-Durables	0.94%
Energy	3.64%
Financial	2.04%
Food/Tobacco	6.78%
Forest Products	3.75%
Gaming/Leisure	2.52%
Healthcare	14.59%
Housing	0.12%
Information Technology	4.12%
Manufacturing	6.37%
Media/Telecom	22.88%
Metals/Minerals	1.53%
Retail	2.21%
Service	2.73%
Transportation	2.27%
Utility	4.07%
Short-Term Investments	15.81%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Northern Trust Corp.	2.54%
Express Scripts, Inc.	1.91%
Church & Dwight Co., Inc.	1.80%
American Tower Corp. Class A	1.79%
Kohl’s Corp.	1.76%
PPL Corp.	1.52%
Quest Diagnostics, Inc.	1.49%
Intuit, Inc.	1.39%
Broadcom Corp. Class A	1.33%
Yum! Brands, Inc.	1.30%

Holdings by Sector*	% of Investments
Auto & Transportation	1.55%
Consumer Discretionary	24.77%
Consumer Staples	6.38%
Financial Services	7.90%
Healthcare	16.36%
Integrated Oils	1.86%
Materials & Processing	7.12%
Other Energy	6.62%
Producer Durables	9.33%
Technology	15.20%
Utilities	2.82%
Short-Term Investment	0.09%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
HCA, Inc., 9.125%, 11/15/2014	2.72%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	2.27%
El Paso Corp., 8.05%, 10/15/2030	2.19%
Inergy Finance LP, 8.25%, 3/1/2016	2.13%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	2.07%
Edison Mission Energy, 7.75%, 6/15/2016	1.89%
L-3 Communications Corp., 6.125%, 1/15/2014	1.72%
Wind Acquisition Finance SA, 10.75%, 12/1/2015	1.59%
Mediacom Communications Corp., 9.50%, 1/15/2013	1.45%
Community Health Systems, 8.875%, 7/15/2015	1.44%

Holdings by Sector*	% of Investments
Agency	0.01%
Asset Backed	1.53%
Banking	1.44%
Basic Industry	10.71%
Brokerage	0.32%
Capital Goods	9.57%
Consumer Cyclical	7.16%
Consumer Non-Cyclical	6.49%
Energy	13.35%
Finance & Investment	0.53%
Insurance	0.25%
Media	7.47%
Mortgage Backed	0.14%
Services Cyclical	9.82%
Services Non-Cyclical	10.46%
Technology & Electronics	1.81%
Telecommunications	11.81%
Utility	5.41%
Short-Term Investment	1.72%
Total	100.00%

*A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	3.23%
Honda Motor Co., Ltd.	2.53%
Teva Pharmaceutical Industries Ltd. ADR	2.43%
BAE Systems plc	2.26%
KDDI Corp.	2.16%
Nestle SA Registered Shares	2.04%
Deutsche Telekom AG Registered Shares	1.91%
France Telecom SA	1.91%
Delhaize Group	1.86%
Imperial Tobacco Group plc	1.82%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.31%
Consumer Staples	17.24%
Energy	4.01%
Financials	15.69%
Healthcare	11.86%
Industrials	11.87%
Information Technology	7.61%
Materials	4.97%
Telecommunication Services	9.23%
Utilities	7.80%
Short-Term Investment	3.41%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Bell Aliant Regional Communications Income Fund	3.10%
Imperial Tobacco Group plc	2.45%
Canon, Inc.	2.35%
Deutsche Telekom AG Registered Shares	2.21%
France Telecom SA	2.02%
TOTAL SA ADR	1.98%
Vodafone Group plc	1.96%
OPAP SA	1.94%
NTT DoCoMo, Inc.	1.86%
Kimberly Clark de Mexico SAB de CV	1.79%

Holdings by Sector*	% of Investments
Auto	2.68%
Basic Industry	2.45%
Consumer Cyclical	1.94%
Consumer Discretionary	3.02%
Consumer Services	4.65%
Consumer Staples	6.25%
Energy	0.87%
Financial Services	17.10%
Healthcare	8.32%
Integrated Oils	6.27%
Materials & Processing	6.54%
Other	2.87%
Producer Durables	6.69%
Technology	1.67%
Telecommunications	12.47%
Transportation	2.28%
Utilities	4.85%
Short-Term Investment	9.08%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Davide Campari-Milano SpA	2.78%
Fresenius Medical Care AG & Co. ADR	2.36%
Britvic plc	1.95%
Rheinmetall AG	1.90%
Syngenta AG	1.85%
FP Corp	1.80%
Cobham plc	1.78%
Terna-Rete Elettrica Nationale SpA	1.75%
Intertek Group plc	1.73%
Capcom Co., Ltd.	1.72%

Holdings by Sector*	% of Investments
Basic Materials	10.77%
Consumer Cyclical	10.56%
Consumer Non-Cyclical	11.08%
Diversified Financials	4.62%
Energy	8.20%
Healthcare	5.95%
Industrial Goods & Services	16.20%
Non-Property Financials	5.08%
Property & Property Services	4.36%
Technology	6.15%
Telecommunications	1.72%
Transportation	2.52%
Utilities	4.58%
Short-Term Investment	8.21%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Large Cap Core Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	3.89%
Wal-Mart Stores, Inc.	3.47%
Monsanto Co.	3.33%
AT&T, Inc.	2.82%
JPMorgan Chase & Co.	2.23%
Aon Corp.	2.19%
Microsoft Corp.	2.05%
Activision Blizzard, Inc.	2.04%
Procter & Gamble Co. (The)	1.85%
Genentech, Inc.	1.78%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto & Transportation	1.08%
Consumer Discretionary	13.40%
Consumer Staples	8.71%
Financial Services	14.51%
Healthcare	13.90%
Integrated Oils	9.03%
Materials & Processing	6.98%
Other	0.56%
Other Energy	3.68%
Producer Durables	3.68%
Technology	17.43%
Utilities	5.47%
Short-Term Investment	1.57%
Total	100.00%

*A sector may comprise several industries.

Lord Abbett Large Cap Growth Fund

Ten Largest Holdings	% of Investments
Google, Inc. Class A	3.30%
International Business Machines Corp.	3.15%
Genentech, Inc.	3.09%
Genzyme Corp.	2.57%
Gilead Sciences, Inc.	2.56%
Abbott Laboratories	2.46%
McDonald’s Corp.	2.44%
Wal-Mart Stores, Inc.	2.42%
Cisco Systems, Inc.	2.22%
Apple, Inc.	2.21%

Holdings by Sector*	% of Investments
Auto & Transportation	0.81%
Consumer Discretionary	15.97%
Consumer Staples	6.57%
Financial Services	6.59%
Healthcare	21.78%
Integrated Oils	2.45%
Materials & Processing	4.20%
Other Energy	4.58%
Producer Durables	6.55%
Technology	25.47%
Utilities	0.73%
Short-Term Investment	4.30%
Total	100.00%

*A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal Home Loan Mortgage Corp., 5.00%, TBA	5.57%
Federal National Mortgage Assoc., 5.50%, 11/1/2036	2.83%
Federal National Mortgage Assoc., 5.50%, TBA	2.50%
Federal Home Loan Mortgage Corp., 5.00%, TBA	1.43%
Federal National Mortgage Assoc., 5.50%, 5/1/2036	1.35%
Federal National Mortgage Assoc., 5.50%, TBA	1.35%
Federal National Mortgage Assoc., 4.625%, 10/15/2013	1.31%
Federal National Mortgage Assoc., 5.00%, TBA	1.30%
Federal Home Loan Mortgage Corp., 5.00%, 10/1/2020	1.19%
Federal National Mortgage Assoc., 5.456%, 5/1/2037	1.13%

Credit Rating	% of Investments
AAA	69.77%
AA+	0.79%
AA	0.20%
AA-	1.15%
A+	1.14%
A	2.82%
A-	1.21%
BBB+	3.29%
BBB	2.88%
BBB-	3.13%
BB+	0.56%
BB	0.76%
BB-	0.88%
B+	0.45%
B	0.16%
B-	0.37%
CCC+	0.45%
CCC	0.18%
NR	2.42%
U.S Treasury	2.76%
Short-Term Investments	4.63%
Total	100.00%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
HCC Insurance Holdings, Inc.	2.35%
Carlisle Cos., Inc.	2.30%
Macrovision Solutions Corp.	2.19%
Silgan Holdings, Inc.	2.07%
Biogen Idec, Inc.	1.95%
J.M. Smucker Co. (The)	1.89%
Alliant Techsystems, Inc.	1.83%
Brinker International, Inc.	1.79%
Watson Pharmaceuticals, Inc.	1.78%
Teleflex, Inc.	1.76%

Investments In Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto & Transportation	8.50%
Consumer Discretionary	9.86%
Consumer Staples	4.12%
Financial Services	17.64%
Healthcare	11.31%
Materials & Processing	11.47%
Other	2.30%
Other Energy	3.61%
Producer Durables	10.81%
Technology	9.93%
Utilities	5.72%
Short-Term Investment	4.73%
Total	100.00%

*A sector may comprise several industries.

Item 2:                                Controls and Procedures.

(a)        Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 27, 2009